Securities Act Registration No. 333-204808

Investment Company Act Registration No. 811-23066

As filed with the Securities and Exchange Commission on November 10, 2026

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐	Pre-Effective Amendment No.
☒	Post-Effective Amendment No. 400

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

☒	Amendment No. 403

(Check appropriate box or boxes.)

Northern Lights Fund Trust IV

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (631) 490-4300

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copy to:

Bibb L. Strench, Esq. Thompson Hine LLP 1999 K Street NW, Suite 600 Washington, D.C. 20006 (202) 973-2727 (phone) (202) 331-8330 (fax)	Jennifer Farrell Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 (631) 490-4300 (phone) (631) 813-2884 (fax)

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

() Immediately upon filing pursuant to paragraph (b)

() On (date) pursuant to paragraph (b)

() 60 days after filing pursuant to paragraph (a)(1)

() On (date) pursuant to paragraph (a)(1)

(X) 75 days after filing pursuant to paragraph (a)(2)

() On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

() This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SUBJECT TO COMPLETION

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

FM Opportunistic Equity ETF

[FMOE]

a series of Northern Lights Fund Trust IV

PROSPECTUS

[INSERT DATE], 2027

Adviser: First Manhattan Co. LLC 399 Park Avenue, 27th Floor New York, NY 10022 www.fmexcelsioretfs.com/fmoe/ www.[WEBSITE].com	Trading Sub-Adviser: Vident Advisory, LLC dba Vident Asset Management 1125 Sanctuary Pkwy, Suite 515 Alpharetta, GA 30009 https://www.videntam.com phone: 1-888-530-2448

FM Opportunistic Equity ETF will be referred to as the “Fund” throughout this document.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”).

You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker dealer, bank, or retirement plan).

TABLE OF CONTENTS

FUND SUMMARY – FM Opportunistic Equity ETF	1
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	5
Investment Objective	5
Principal Investment Strategies	5
Principal Investment Risks	5
Portfolio Holdings Disclosure	8
Operations and Cybersecurity Risk	8
MANAGEMENT	9
Investment Adviser	9
Portfolio Manager	9
HOW SHARES ARE PRICED	10
HOW TO BUY AND SELL SHARES	11
Buying and Selling Shares on the Secondary Market	11
Creation and Redemption Transactions	11
Book Entry	13
More Information	13
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES	13
DISTRIBUTION AND SERVICE PLAN	13
DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES	13
Taxes	14
Taxes on Distributions	14
Taxes on Exchange-Listed Share Sales	14
Taxes on Purchase and Redemption of Creation Units	15
FUND SERVICE PROVIDERS	15
OTHER INFORMATION	16
Continuous Offering	16
FINANCIAL HIGHLIGHTS	17
PRIVACY NOTICE	18

FUND SUMMARY – FM Opportunistic Equity ETF

Investment Objective: The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.[ ]%
Distribution and Service (12b-1) Fees	None
Other Expenses(1)	0.[ ]%
Total Annual Fund Operating Expenses	0.[ ]%
(1)	Estimated for the current fiscal period. The Fund’s adviser, First Manhattan Co. LLC (the “Adviser”), has agreed to pay all expenses incurred by the Fund except for (i) the advisory fee; (ii) any front-end or contingent deferred loads; (iii) brokerage fees and commissions; (iv) any Rule 12b-l fees; (v) acquired fund fees and expenses; (vi) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (vii) borrowing costs (such as interest and dividend expense on securities sold short); (viii) taxes; and (ix) extraordinary expenses.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations, the portfolio turnover rate is not available. In the future, the portfolio turnover rate for the most recent fiscal year will be provided here.

Principal Investment Strategies: The Fund is an actively managed exchange-traded fund (“ETF”) that, during normal market conditions, seeks to invest in the common stocks (including exchange-listed depositary receipts) of approximately [25-35] U.S. and foreign exchange-traded companies that trade contemporaneously with the shares of the Fund (the “Shares”). From time to time, the Fund may hold a greater number of common stocks.

The Fund focuses on common stocks of large and medium capitalization companies, but may also invest in smaller capitalization companies. The Fund may also hold concentrated positions in common stocks, although the Fund’s guidelines provide that no single investment should generally be more than 10% of the Fund’s portfolio at acquisition (calculated based on initial cost and without regard to later appreciation). Under normal circumstances, the Fund invests at least 80% of its total assets in equity securities.

The Adviser attempts to identify investments for the Fund that it believes are high-quality businesses but, in the Adviser’s view, may be underappreciated by, or temporarily out of favor with, the market and thus attractively priced from an entry point relative to their normalized earnings, cash flow and/or intangible assets. These may include companies whose business may be perceived as being at risk from the growth and adoption of new technologies but, in the Adviser’s view, are resilient to disruption and may actually benefit from the deployment of new technologies. The Adviser also attempts to identify special situations in which the price of a company’s stock is experiencing a temporary dislocation because of corporate or management changes and therefore presents an opportune entry point for the Fund.

The Adviser seeks to identify these companies from those listed through fundamental research conducted by the portfolio manager and the Adviser’s research department. Once an investment opportunity is identified, the Adviser seeks to purchase the shares at valuations that are favorable relative to the company’s business, its earnings, and the Adviser’s

1

expectation for long term growth in value per share.

Generally, the Fund focuses on making long-term investments. However, the Adviser may sell a security, without limitation, when: 1) a security no longer meets the Adviser’s investment criteria or its Exchange listing requirements; 2) a portfolio company’s long-term earnings and reinvestment prospects deteriorate; 3) the Adviser loses confidence in the leadership and governance of a portfolio company; 4) a new security is judged to be comparatively more attractive than a current position; and/or 5) the valuation of a security appears excessively higher than the Adviser’s estimates of long-term value.

The Fund is non-diversified, which means that a meaningful portion of the Fund’s assets may be invested in the securities of a smaller number of companies and/or a more limited number of sectors than a diversified fund. Although the Fund normally holds a focused portfolio of equity securities, the Fund is not required to be fully invested in such securities and may maintain a meaningful portion of its total assets in cash and cash equivalent securities (comprised exclusively of short-term U.S. Treasury securities, government money market funds and repurchase agreements). Vident Asset Management provides trading sub-advisory services to the Fund.

Principal Investment Risks: As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value (“NAV”) and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Absence of Active Market. While Shares are expected to be listed on the Exchange, there can be no assurance that active trading markets for Shares will develop or be maintained by market makers or Authorized Participants, and there are no obligations for market makers to make a market in Shares or for Authorized Participants to submit purchase or redemption orders for Creation Units. The Distributor does not maintain a secondary market in Shares. In periods of market volatility, market makers and/or Authorized Participants may be less willing to transact in Shares. Further, the Fund is utilizing a novel and unique structure, which may affect the number of entities willing to act as market makers, Authorized Participants or AP Representatives.

Active Management Risk. The Adviser’s judgments about the growth, value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.

Allocation and Information Risk. The investment strategy used by the Fund is similar to the investment strategy used by the Adviser to manage proprietary vehicles, including a private fund and separately managed client accounts. As a result, in situations in which there is a limited supply of securities called for by the investment strategy, it is possible that the Fund may not be able to acquire the maximum amount of the securities it seeks. In addition, because the investment strategy used to manage the private fund is similar to that of the Fund, it is possible that investors in the private fund may be able to ascertain the composition of the Fund’s portfolio in advance of the public disclosure of portfolio holdings and trade in a manner that adversely affects the Fund.

Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Cash and Cash Equivalents Risk. The Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Depositary Receipts Risk. Investment in exchange-listed depositary receipts does not eliminate all risks inherent in investing in securities of non-U.S. issuers. The market value of depositary receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the depositary receipts and the underlying securities are quoted.

Early Close/Trading Halt Risk. An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable

2

to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses. Any securities currently subject to an exchange-imposed trading halt are listed on the Fund’s website, www.[WEBSITE].com. Additionally, if at any time the securities representing 10% or more of the Fund’s portfolio become subject to a trading halt or otherwise do not have readily available market quotations, the Adviser may request the Exchange to halt trading in Shares, meaning that investors would not be able to trade their Shares. Trading halts may have a greater impact on the Fund than on traditional ETFs because of its lack of transparency and the requirement that it hold exclusively listed instruments (other than cash and money market instruments).

Equity Securities Risk. Fluctuations in the value of equity securities held by the Fund will cause the NAV of the Fund and the price of Shares to fluctuate.

•	Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. In addition, common stocks may experience significantly more volatility in returns than other asset classes.

ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to special risks, including:

•	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed only by the ETF and only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.
•	Trading Issues. There can be no assurance that an active trading market for such Shares will develop or be maintained by market makers or Authorized Participants. In periods of market stress, market makers and/or Authorized Participants may be less willing to transact in Shares. Further, the Fund is utilizing a novel and unique structure, which may affect the number of entities willing to act as market makers, Authorized Participants or AP Representatives, particularly during periods of market stress.
•	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by Exchange specialists, market makers or other participants that trade the particular security.
o	The market price of Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Foreign Securities Risk. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition of an issuer of those securities may cause the value of the securities to decline.

Large Capitalization Companies Risk. The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Limited History of Operations Risk. The Fund is a new ETF with a limited history of operations for investors to evaluate.

Market Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, military conflicts, geopolitical events, regulatory events, tariffs and trade wars, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on the U.S. financial market.

Medium and Small Capitalization Companies Risk. The earnings and prospects of medium and small sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Medium and small sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

3

Non-Diversified Risk. The Fund is classified as non-diversified. A non-diversified fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund. This gives the portfolio manager the flexibility to hold large positions in a smaller number of securities. If so, a price change in any one of those securities may have a greater impact on the Fund’s share price than would be the case in a diversified fund and the Fund may be more volatile than if it was diversified.

Sector Risk. The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments. The Fund will be subject to the risk that economic, political or other conditions that have a negative effect on these sectors may adversely affect the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

U.S. Government Securities Risk. Although U.S. government securities are considered among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Value Investing Risk. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks may underperform the overall equity market while the market concentrates on growth stocks.

Performance: Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by visiting www.[WEBSITE].com or by calling 888-530-2448.

Investment Adviser: First Manhattan Co. LLC

Trading Sub-Adviser: Vident Asset Management (the “Trading Sub-Adviser”)

Portfolio Manager: Himayani Puri, Partner and Head of Research, FMC Group Holdings, parent company of the Adviser, has served as the Fund’s portfolio manager since it commenced operations in [DATE].

Purchase and Sale of Shares: Individual Shares may be purchased and sold in secondary market transactions through a broker dealer or at market price. Shares are listed for trading on the Exchange and trade at market prices rather than NAV. Shares may trade at a price that is greater than, at, or less than NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information on the Fund’s NAV, market price, premiums and discounts and bid-ask spreads is available at www.[WEBSITE].com

Tax Information: The Fund’s distributions generally will be taxable as ordinary income or long-term capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVE: The Fund seeks long-term capital appreciation.

The Fund adheres to the investment objective during normal market conditions. The Fund’s investment objective may be changed by the Board of Trustees upon 60 days’ written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES: The Fund is an actively managed exchange-traded fund (“ETF”) that, during normal market conditions, seeks to invest in the common stocks (including exchange-listed depositary receipts) of approximately [25-35] U.S. and foreign exchange-traded companies that trade contemporaneously with the shares of the Fund (the “Shares”). From time to time, the Fund may hold a greater number of common stocks.

The Fund focuses on common stocks of large and medium capitalization companies, but may also invest in smaller capitalization companies. The Fund may also hold concentrated positions in common stocks, although the Fund’s guidelines provide that no single investment should generally be more than 10% of the Fund’s portfolio at acquisition (calculated based on initial cost and without regard to later appreciation). Under normal circumstances, the Fund invests at least 80% of its total assets in equity securities.

The Adviser attempts to identify investments for the Fund that it believes are high-quality businesses but, in the Adviser’s view, may be underappreciated by, or temporarily out of favor with, the market and thus attractively priced from an entry point relative to their normalized earnings, cash flow and/or intangible assets. These may include companies whose business may be perceived as being at risk from the growth and adoption of new technologies but, in the Adviser’s view, are resilient to disruption and may actually benefit from the deployment of new technologies. The Adviser also attempts to identify special situations in which the price of a company’s stock is experiencing a temporary dislocation because of corporate or management changes (e.g., spin-offs, mergers, divestitures, restructurings or refinancings), and therefore presents an opportune entry point for the Fund.

The Adviser seeks to identify investment opportunities through fundamental research and extensive diligence conducted by the Adviser’s dedicated in-house research team. Once an investment opportunity is identified, the Adviser seeks to purchase the shares at valuations that are favorable relative to the company’s business, its earnings, and the Adviser’s expectation for long term growth in value per share.

Generally, the Fund focuses on making long-term investments. However, the Adviser may sell a security, without limitation, when: 1) a security no longer meets the Adviser’s investment criteria or its Exchange listing requirements; 2) a portfolio company’s long-term earnings and reinvestment prospects deteriorate; 3) the Adviser loses confidence in the leadership and governance of a portfolio company; 4) a new security is judged to be comparatively more attractive than a current position; and/or 5) the valuation of a security appears excessively higher than the Adviser’s estimates of long-term value.

The Fund is non-diversified, which means that a meaningful portion of the Fund’s assets may be invested in the securities of a smaller number of companies and/or a more limited number of sectors than a diversified fund. Although the Fund normally holds a focused portfolio of equity securities, the Fund is not required to be fully invested in such securities and may maintain a meaningful portion of its total assets in cash and cash equivalent securities (comprised exclusively of short-term U.S. Treasury securities, government money market funds and repurchase agreements). Vident Asset Management provides trading sub-advisory services to the Fund.

PRINCIPAL INVESTMENT RISKS: As with all investments, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Absence of Active Market. While Shares are expected to be listed on the Exchange, there can be no assurance that active trading markets for Shares will develop or be maintained by market makers or Authorized Participants, and there are no obligations for market makers to make a market in Shares or for Authorized Participants to submit purchase or redemption orders for Creation Units. The Distributor does not maintain a secondary market in Shares. In periods of market volatility, market makers and/or Authorized Participants may be less willing to transact in Shares. Further, the Fund is utilizing a novel and unique structure, which may affect the number of entities willing to act as market makers, Authorized Participants or AP Representatives. The absence of an active market for Shares may contribute to Shares trading at a premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Fund’s non-

5

transparent structure may lead to larger premiums or discounts than those observed in relation to transparent ETFs. In addition, market participants may attempt to reverse engineer the Fund’s trading strategy which, if successful, could increase opportunities for trading practices that may disadvantage the Fund and its shareholders.

Active Management Risk. The Adviser’s judgments about the growth, value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.

Allocation and Information Risk. The investment strategy used by the Fund is similar to the investment strategy used by the Adviser to manage proprietary vehicles, including a private fund and separately managed client accounts. As a result, in situations in which there is a limited supply of securities called for by the investment strategy, it is possible that the Fund may not be able to acquire the maximum amount of the securities it seeks. In addition, because the investment strategy used to manage the private fund is similar to that of the Fund, it is possible that investors in the private fund may be able to ascertain the composition of the Fund’s portfolio in advance of the public disclosure of portfolio holdings and trade in a manner that adversely affects the Fund.

Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Cash and Cash Equivalents Risk. The Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Depositary Receipts Risk. Investment in exchange-listed depositary receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of depositary receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the depositary receipts and the underlying securities are quoted.

Early Close/Trading Halt Risk. An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses. Any securities currently subject to an exchange-imposed trading halt are listed on the Fund’s website, www.[WEBSITE].com. Additionally, if at any time the securities representing 10% or more of the Fund’s portfolio become subject to a trading halt or otherwise do not have readily available market quotations, the Adviser may request the Exchange to halt trading in Shares, meaning that investors would not be able to trade their Shares.

Equity Securities Risk. Fluctuations in the value of equity securities held by the Fund will cause the NAV of the Fund and the price of Shares to fluctuate.

•	Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. In addition, common stocks may experience significantly more volatility in returns than other asset classes.

ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to special risks, including:

•	Not Individually Redeemable. Shares are not individually redeemable by retail investors and may be redeemed only by Authorized Participants at NAV, in Creation Units. A retail investor generally incurs brokerage costs when selling Shares. There may also be regulatory and other charges that are incurred as a result of trading activity. Because of the costs inherent in buying or selling Shares, frequent trading may detract significantly from investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments through a brokerage account.
•	Trading Issues. Although Shares are listed for trading on one or more stock exchanges, there can be no assurance that Shares will continue to trade on any such stock exchange or that Shares will continue to meet the requirements for listing or trading on any exchange. There also can be no assurance that an active trading market for such Shares will develop or be maintained by market makers or Authorized Participants. Authorized Participants are not
6

obligated to execute purchase or redemption orders for Creation Units. In periods of market stress, market makers and/or Authorized Participants may be less willing to transact in Shares. Further, the Fund is utilizing a novel and unique structure, which may affect the number of entities willing to act as market makers, Authorized Participants or AP Representatives, particularly during periods of market stress. The absence of an active market for the Fund’s Shares may contribute to Shares trading at a premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

•	Market Price Variance Risk. Individual Shares that are listed for trading on the Exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. There may be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by Exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those Authorized Participants creating and redeeming directly with the Fund.
o	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and the Fund’s NAV.
o	In stressed market conditions, the market for Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of Shares may, in turn, lead to differences between the market value of Shares and the Fund’s NAV.

Foreign Securities Risk. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition of an issuer of those securities may cause the value of the securities to decline.

Large Capitalization Companies Risk. The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Limited History of Operations Risk. The Fund is a new ETF with a limited history of operations for investors to evaluate.

Market Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflicts, military conflicts, geopolitical events, regulatory events, tariffs and trade wars, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long-term effects on the U.S. financial market. It is difficult to predict when similar events affecting the U.S. financial market may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The COVID-19 global pandemic, for example, had negative impacts, and in many cases severe negative impacts, on the U.S. financial market. It is not known how long the impacts of significant events described above would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Medium and Small Capitalization Companies Risk. The earnings and prospects of medium and small sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Medium and small sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets,

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product lines, or financial resources and lack management experience.

Non-Diversified Risk. The Fund is classified as non-diversified. A non-diversified fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund. This gives the portfolio manager the flexibility to hold large positions in a smaller number of securities. If so, a price change in any one of those securities may have a greater impact on the Fund’s share price than would be the case in a diversified fund and the Fund may be more volatile than if it was diversified.

Sector Risk. The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments. The Fund will be subject to the risk that economic, political or other conditions that have a negative effect on these sectors may adversely affect the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

U.S. Government Securities Risk. U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government sponsored enterprises) where it is not obligated to do so. Although U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. There is no guarantee that government agencies will receive support from the U.S. Treasury during financial difficulties. As a result, there is a risk that these entities will default on a financial obligation.

Value Investing Risk. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks may underperform the overall equity market while the market concentrates on growth stocks.

PORTFOLIO HOLDINGS DISCLOSURE: The Fund discloses its portfolio holdings daily on its website at www.[WEBSITE].com.

OPERATIONS AND CYBERSECURITY RISK: Fund operations, including business, financial, accounting, data processing systems or other operating systems and facilities may be disrupted, disabled or damaged as a result of a number of factors, including events that are wholly or partially beyond the control of the Fund, its Adviser or the Trading Sub-Adviser. For example, there could be electrical or telecommunications outages; degradation or loss of internet or web services; natural disasters, such as earthquakes, tornados and hurricanes; disease pandemics; events arising from local or larger scale political or social events; or terrorist acts.

The Fund is also subject to the risk of cyber incidents, which may include, but are not limited to, the harming of or unauthorized access to digital systems (for example, through “hacking” or infection by computer viruses or other malicious software code), denial-of-service attacks on websites, and the inadvertent or intentional release of confidential or proprietary information. Cyber incidents may, among other things, harm Fund operations, result in financial losses to the Fund and its shareholders, cause the release of confidential or highly restricted information, and result in regulatory penalties, reputational damage, and/or increased compliance, reimbursement or other compensation costs. Fund operations that may be disrupted or halted due to a cyber incident include trading, the processing of shareholder transactions, and the calculation of a Fund’s NAV.

Issues affecting operating systems and facilities through cyber incidents, any of the scenarios described above, or other factors, may harm the Fund by affecting the Adviser, Trading Sub-Adviser, or other service providers, or issuers of securities in which the Fund invests. Although the Fund has business continuity plans and other safeguards in place, including what the Fund believes to be robust information security procedures and controls, there is no guarantee that these measures will prevent cyber incidents or prevent or ameliorate the effects of significant and widespread disruption to the Fund’s or the Adviser’s or Trading Sub-Adviser’s physical infrastructure or operating systems. Furthermore, the Fund cannot directly control the security or other measures taken by unaffiliated service providers or the issuers of securities in which the Fund invests. If such events affect issuers of securities in which the Fund invests, the events could result in material adverse consequences for such issuers and may cause a Fund’s investment in such securities to lose value.

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MANAGEMENT

INVESTMENT ADVISER: First Manhattan Co. LLC, 399 Park Avenue, 27th Floor, New York, NY 10022, serves as the Fund’s investment adviser. The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser provides professional investment advisory services primarily to high net-worth individuals, as well as to partnerships, private investment vehicles, trusts, estates, charitable organizations, educational institutions, retirement accounts, corporations and institutional clients. As of [DATE], 2027, the Adviser had approximately $[ ] billion in assets under management.

Subject to the oversight of the Board of Trustees, the Adviser is responsible for overseeing the management of the Fund’s investments, determining which securities the Fund will buy, sell and hold, and providing certain administrative services and facilities under an advisory agreement between the Fund and the Adviser (the “Investment Advisory Agreement”).

The management fee set forth in the Investment Advisory Agreement is 0.[ ]% annually of the Fund’s average daily net assets and is to be paid on a monthly basis. In addition to investment advisory fees, the Fund pays other expenses including costs incurred in connection with the maintenance of securities law registration, printing and mailing prospectuses and statements of additional information to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholders meetings.

TRADING SUB-ADVISER: Vident Asset Management,1125 Sanctuary Pkwy, STE 515, Alpharetta, GA 30009, serves as the Fund’s trading sub-adviser. As of [DATE], 2027, the Trading Sub-Adviser had approximately $[ ] billion in assets under management. Under the supervision of the Adviser, the Trading Sub-Adviser is responsible for trading portfolio securities for the Fund in accordance with instructions provided by the Adviser, and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board of Trustees. However, the Trading Sub-Adviser is not responsible for management and selection of the Fund’s investments. In connection with the services provided to the Fund, the Trading Sub-Adviser provides only trading related investment advice and services. As compensation for the sub-advisory services the Trading Sub-Adviser provides to the Fund, the Adviser pays the Trading Sub-Adviser [ ], pursuant to a sub-advisory agreement between the Adviser and Trading Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). The fee paid to the Trading Sub-Adviser by the Adviser is paid from the Adviser’s management fee and is not an additional cost to the Fund.

A discussion regarding the basis for the Board of Trustees’ renewal of the Investment Advisory Agreement and Sub-Advisory Agreement will be the Fund’s Form N-CSR for its initial fiscal period.

PORTFOLIO MANAGER

Himayani Puri is a Partner, the Head of Research, Portfolio Manager and a member of the Management Team of FMC Group Holdings, the parent company of the Adviser. Ms. Puri serves as the portfolio manager for several vehicles, including a private fund managed by the Adviser and other ETFs with investment objectives, policies and strategies similar to those of the Fund. She has nearly three decades of experience as a value-oriented investor across multiple industries and cycles. Ms. Puri was previously a Partner and Director of Research at Cerrano Capital, a concentrated, equity-focused long/short investment firm founded in 2016. Previously, she was a founding Partner of Realm Partners, which was the successor entity to Lehman Brothers’ Principal Investing Group. At Realm, which applied value investing principles across equities and distressed credit, her primary investment focus was on multi-year holdings in companies undergoing structural change. She co-founded Realm in January 2009 and served as a Portfolio Manager and Director of Research until December 2015. Prior to the formation of Realm, Ms. Puri was a Managing Director in the Principal Investing Group at Lehman Brothers, the proprietary investing arm of the firm. Prior to joining the Principal Investing Group in 1998, she spent two years as an Analyst in the Private Equity division at Lehman Brothers, where she worked on evaluating and structuring private investments and buyouts. Ms. Puri is a graduate of the Management & Technology dual-degree Program at The University of Pennsylvania, where she earned a BS in Economics—with concentrations in Finance and Management—from The Wharton School and a BAS in Systems Engineering from the School of Engineering and Applied Science.

trading sub-adviser - Managers

Rafael Zayas, CFA, a senior manager with the Trading Sub-Adviser and Austin Wen, a portfolio manager with the Trading Sub-Adviser, are responsible for handling implementation of the trading decisions made by Ms. Puri and her team at the Adviser.

Mr. Zayas has over 15 years of trading and portfolio management experience in global equity products and ETFs.
He is Senior Vice President, Head of Portfolio Management and Trading. Previously, Mr. Zayas focused on international equities, specializing in managing and trading of developed, emerging, and frontier market portfolios. Prior to joining the

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Trading Sub-Adviser, Mr. Zayas was a Portfolio Manager at Russell Investments for over $5 billion in quantitative strategies across global markets, including emerging, developed and frontier markets and listed alternatives. Before that, he was an equity Portfolio Manager at BNY Mellon Asset Management, where he was responsible for $150 million in internationally listed global equity ETFs and assisted in managing $3 billion of global ETF assets. Mr. Zayas holds a BS in Electrical Engineering from Cornell University. He also holds the Chartered Financial Analyst designation.

Mr. Wen has over a decade of investment experience. He is a Portfolio Manager at the Trading Sub-Adviser, specializing in portfolio management and trading of equity, derivative, and commodities-based portfolios, as well as risk monitoring and investment analysis. Previously, he was an analyst for Vident Financial, working on the development and review of investment solutions. He began his career as a State Examiner for the Georgia Department of Banking and Finance. Mr. Wen obtained a BA in Finance from the University of Georgia and holds the Chartered Financial Analyst designation.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed and ownership of Shares.

HOW SHARES ARE PRICED

Shares are bought and sold at a price in two different ways depending upon the type of investor.

All investors including retail investors and Authorized Participants may buy and sell Shares in secondary market transactions through brokers at market prices and Shares will trade at market prices.

Only Authorized Participants may buy and redeem Shares from the Fund directly and those transactions are effected at the Fund’s NAV.

The NAV of a Fund is determined at the close of regular trading (normally 4:00 p.m. Eastern Time) on each day the Exchange is open for business. The NAV is computed by determining the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of Shares outstanding ((assets-liabilities)/number of Shares = NAV). The Exchange is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Juneteenth National Independence Day, Labor Day, Thanksgiving Day and Christmas Day (“Exchange Close”). The NAV takes into account, the expenses and fees of a Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for the Fund for a particular day is applicable to all applications for the purchase of Shares, as well as all requests for the redemption of Shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the Exchange on that day.

Generally, the Fund’s securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded upon or dealt in one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded on any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees. The Board of Trustees has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee.”) Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Valuation Designee may also enlist third-party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board of Trustees is responsible for reviewing and approving the fair value methodologies utilized by the Valuation Designee at least quarterly, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board of Trustees.

In computing NAV, the Fund values foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the Exchange. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in the Fund’s portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before the

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Fund calculates its NAV, the Adviser may need to price the security using the Fund’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other ETFs to determine NAV, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of the Fund’s assets that are invested in one or more mutual funds registered under the 1940 Act, the Fund’s NAV is calculated based upon the NAVs of those mutual funds, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.The Fund may use independent pricing services to assist in calculating the value of the Fund’s portfolio securities.

Premium/Discount Information

Investors other than Authorized Participants may only buy and sell Shares in secondary market transactions through brokers at market prices and Shares will trade at market prices. The market price of Shares may be greater than, equal to, or less than NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

HOW TO BUY AND SELL SHARES

Buying and Selling Shares on the Secondary Market

Shares can be bought and sold on the Exchange throughout the trading day like shares of other publicly traded companies.

You may buy and sell individual Shares only through a broker dealer. Shares are listed for trading on the Exchange under the symbol [FMOE]. There is no minimum investment required. Shares may only be purchased and sold on the secondary market when the Exchange is open for trading. The Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

Creation and Redemption Transactions

Authorized Participants may acquire Shares from the Fund through an AP Representative, and Authorized Participants may tender their Shares for redemption to the Fund through an AP Representative, at NAV per Share only in Creation Units of 5,000 Shares.

Only Authorized Participants may buy and redeem Shares from the Fund directly and those transactions are effected at the Fund’s NAV. Prior to trading in the secondary market, shares of the Fund are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units or multiples thereof. Each Authorized Participant has entered into an agreement with the Fund’s distributor. Each Authorized Participant is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units.

A creation transaction, which is subject to acceptance by the Distributor and the Fund, generally takes place when an Authorized Participant deposits into the Fund a designated portfolio of securities, assets or other positions
(a “creation basket”), and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, which together approximate the holdings of the Fund in exchange for a specified number of Creation Units. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities, assets or other positions (a “redemption basket”) held by the Fund and an amount of cash (including any portion of such securities for which cash may be substituted). The Fund may substitute cash for any Fund Security and Creation Units may be redeemed for a substantial portion of cash. Except when aggregated in Creation Units, shares are not redeemable by the Fund. Creation and redemption baskets may differ and the Fund will accept “custom baskets.” Authorized Participants may create or redeem Creation Units for their own accounts or for customers, including, without limitation, affiliates of the Fund.

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The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the authorized participant agreement.

In the event of a system failure or other interruption, including disruptions at market makers or Authorized Participants, orders to purchase or redeem Creation Units either may not be executed according to the Fund’s instructions or may not be executed at all, or the Fund may not be able to place or change orders.

To the extent the Fund engages in in-kind transactions, the Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined in Rule 144A under the 1933 Act, will not be able to receive restricted securities eligible for resale under Rule 144A.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a Depository Trust Company (“DTC”) participant that has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Fund’s SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of the Fund a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

Because new Shares may be created and issued on an ongoing basis, at any point during the life of the Fund a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case. Broker-dealers should also note that dealers who are not “underwriters,” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(c) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

Transaction Fees

Authorized Participants are charged standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is the same regardless of the number of Creation Units purchased by the Authorized Participant on the applicable business day. Similarly, the standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by the Authorized Participant on the applicable business day. Creations and redemptions for cash (when cash creations and redemptions (in whole or in part) are available or specified) are also subject to an additional charge. This charge is intended to compensate for brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to cash transactions. Investors who use the services of a broker or other financial intermediary to acquire or dispose of Shares may pay fees for such services.

A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction. Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and

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market impact expenses relating to Creation Unit transactions (the “Transaction Fees”). The Adviser may waive or adjust the Transaction Fees from time to time. In such cases, the Authorized Participant will reimburse the Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of the Fund.

Standard Creation Transaction Fee	Maximum Additional Charge*
$100	2.0%

*As a percentage of the net asset value per Creation Unit
Standard Redemption Transaction Fee	Maximum Additional Charge*
$100	2.0%

*As a percentage of the net asset value per Creation Unit

Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

More Information

Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.[WEBSITE].com.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of Trustees has not adopted a policy of monitoring for other frequent trading activity because Shares are listed for trading on a national securities exchange.

DISTRIBUTION AND SERVICE PLAN

The Fund has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Dstributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of its average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and will not be paid by the Fund unless authorized by the Board of Trustees. There are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Shares are traded throughout the day in the secondary market on a national securities exchange and are created and redeemed in-kind and/or for cash in Creation Units at each day’s next calculated NAV. In-kind arrangements are designed to protect ongoing shareholders from the adverse effects on a Fund’s portfolio that could arise from frequent cash

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redemption transactions. In a mutual fund, redemptions can have an adverse tax impact on taxable shareholders if the mutual fund needs to sell portfolio securities to obtain cash to meet net fund redemptions. These sales may generate taxable gains for the ongoing shareholders of the mutual fund, whereas Shares’ in-kind redemption mechanism generally will not lead to a tax event for the Fund or its ongoing shareholders.

Ordinarily, dividends from net investment income, if any, are declared and paid semi-annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements.

No dividend reinvestment service is provided by the Fund. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Fund for reinvestment of its dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares purchased in the secondary market.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such an option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

o	the Fund makes distributions,
o	you sell your Shares listed on the Exchange, and
o	you purchase or redeem Creation Units.

Taxes on Distributions

Distributions from the Fund’s net investment income, including net short-term capital gains, if any, are taxable to you as ordinary income, except that a Fund’s dividends attributable to its “qualified dividend income” (i.e., dividends received on stock of most domestic and certain foreign corporations with respect to which the Fund satisfies certain holding period and other restrictions), if any, generally are subject to federal income tax for non-corporate shareholders who satisfy those restrictions with respect to their Shares at the rate for net capital gain. A part of the Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations -- the eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations subject to federal income tax (excluding REITs) and excludes dividends from foreign corporations -- subject to similar restrictions.

In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Fund (if that option is available). Distributions reinvested in additional Shares through the means of a dividend reinvestment service, if available, will be taxable to shareholders acquiring the additional Shares to the same extent as if such distributions had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held Shares.

Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in Shares and as capital gain thereafter. A distribution will reduce the Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain (as described above) even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, the Fund is required to withhold 24% of your distributions and redemption proceeds if you have not provided the Fund with a correct Social Security number or other taxpayer identification number and in certain other situations.

Taxes on Exchange-Listed Share Sales

Any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if Shares have been held for more than one year and as short-term capital gain or loss if Shares have been held for one year or less. The ability to deduct capital losses from sales of Shares may be limited.

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Taxes on Purchase and Redemption of Creation Units

An Authorized Participant that exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus any Cash Component it pays. An Authorized Participant that exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received plus any cash equal to the difference between the NAV of Shares being redeemed and the value of the securities. The Internal Revenue Service (“Service”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or for other reasons. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if Shares have been held for more than one year and as short-term capital gain or loss if Shares have been held for one year or less.

If an Authorized Participant purchases or redeems Creation Units, the Authorized Participant will be sent a confirmation statement showing how many Shares the Authorized Participant purchased or sold and at what price. See “Tax Status” in the SAI for a description of the newly effective requirement regarding basis determination methods applicable to Share redemptions and the Fund’s obligation to report basis information to the Service.

If a shareholder purchases Shares after the Fund has realized but not yet distributed income or capital gains, the purchase price may include the amount of the upcoming distribution, and the shareholder may pay full price for the Shares and later receive a portion of the purchase price back as a taxable distribution.  In such case, the shareholder will be taxed upon receipt of such distribution, even though the distribution effectively represents a return of a portion of the purchase price.  This is known as “buying a dividend.”

In-kind Contribution Risk

The Fund’s initial investment portfolio was acquired through one or more in-kind contributions (collectively, the “Contribution”) that were intended to qualify as tax-deferred transactions governed by Section 351 of the Internal Revenue Code. The Contribution was intended to qualify as a “nonrecognition” transaction for U.S. federal income tax purposes, which would defer, but not eliminate, any unrealized gain with respect to the contributed property. If the Contribution qualifies as a nonrecognition transaction under Section 351, the tax basis of Fund shares received by a contributor is expected to be equal to such contributor’s tax basis in the contributed property, and the holding period of such contributor’s shares generally is expected to include such contributor’s holding period in such property, assuming such property consisted of capital assets.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. See “Tax Status” in the SAI for more information.

FUND SERVICE PROVIDERS

Ultimus Fund Solutions, LLC is the Fund’s administrator and fund accountant. It has its principal office at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds and ETFs.

State Street Bank and Trust Co., One Lincoln Street, Boston, Massachusetts 02111, is the Fund’s transfer agent and custodian.

Northern Lights Distributors, LLC, 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474, is the distributor for Shares. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, Ohio 43215, serves as legal counsel to the Trust.

[NAME AND ADDRESS], serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.

15

OTHER INFORMATION

Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the 1933 Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells Shares directly to customers or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the 1933 Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is only available with respect to transactions on a national exchange.

Dealers effecting transactions in Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

16

FINANCIAL HIGHLIGHTS

Because the Fund has not yet commenced investment operations, no financial highlights are available for the Fund at this time. In the future, financial highlights will be presented in this section of the Prospectus.

17

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. April 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•         Social Security number and wire transfer instructions

•         account transactions and transaction history

•         investment experience and purchase history

When you are no longer a customer or investor in the Fund, the Northern Lights Fund Trust IV will continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For the Trust’s everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For the Trust’s marketing purposes - to offer the Trust’s products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For the Trust’s affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For the Trust’s affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 631-490-4300
18

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

The Trust’s service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

The Trust collects your personal information, for example, when you

•   open an account or deposit money

•   direct the Trust to buy securities or direct the Trust to sell your securities

•   seek advice about your investments

The Trust also collects your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•   sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•   affiliates from using your information to market to you.

•   sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust IV does not jointly market.

19

FM Opportunistic Equity ETF

Adviser	First Manhattan Co. LLC 399 Park Avenue, 27th Floor New York, NY 10022	Distributor	Northern Lights Distributors, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022-3474
Trading Sub-Adviser	Vident Advisory, LLC dba Vident Asset Management 1125 Sanctuary Pkwy, Suite 515 Alpharetta, GA 30009	Legal Counsel	Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, OH 43215
Fund Accountant & Administrator	Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	Independent Registered Public Accounting Firm	[TO BE INSERTED]
Custodian &Transfer Agent	State Street Bank and Trust Co. One Lincoln Street, Boston, MA 02111

Additional information about the Fund is included in the Fund’s SAI dated [DATE], 2027. The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Fund’s policies and management. Additional information about the Fund’s investments will also be available in the Fund’s annual and semi-annual reports and in Form N-CSR. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.

To obtain a free copy of the SAI, the annual and semi-annual reports to shareholders, Form N-CSR or other information about the Fund, or to make shareholder inquiries about the Fund, please call 1-888-530-2448. Information relating to the Fund can be found on the website at www.[WEBSITE].com. You may also write to:

FM Opportunistic Equity ETF

c/o Ultimus Fund Solutions, LLC

P.O. Box 46707

Cincinnati, Ohio 45246

Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Investment Company Act File # 811-23066

SUBJECT TO COMPLETION

The information in this Statement of Additional Information is not complete and may not be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

FM Opportunistic Equity ETF

[FMOE]

a series of Northern Lights Fund Trust IV

STATEMENT OF ADDITIONAL INFORMATION
[INSERT DATE], 2027

Listed and traded on:

the NYSE Arca, Inc.

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus of the FM Opportunistic Equity ETF (the “Fund”) dated [ ], 2027. The Fund’s Prospectus is hereby incorporated by reference, which means it is legally part of this document. You can obtain copies of the Fund’s Prospectus and , Financial Statements without charge by contacting the Fund’s distributor, Northern Lights Distributors, LLC, or by calling the Fund at 1-888-530-2448. You may also obtain a Prospectus by visiting the website www.[WEBSITE].com.

TABLE OF CONTENTS

THE FUND	1
TYPES OF INVESTMENTS	2
INVESTMENT RESTRICTIONS	6
POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS	7
MANAGEMENT	8
CONTROL PERSONS AND PRINCIPAL HOLDERS	13
INVESTMENT ADVISER AND TRADING SUB-ADVISER	13
THE DISTRIBUTOR	15
PORTFOLIO MANAGER	16
ALLOCATION OF PORTFOLIO BROKERAGE	17
PORTFOLIO TURNOVER	17
OTHER SERVICE PROVIDERS	18
DESCRIPTION OF SHARES	19
ANTI-MONEY LAUNDERING PROGRAM	19
PURCHASE, REDEMPTION AND PRICING OF SHARES	19
TAX STATUS	27
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	30
LEGAL COUNSEL	31
OTHER INFORMATION	31
FINANCIAL STATEMENTS	31
APPENDIX A – PROXY VOTING POLICIES AND PROCEDURES	A-1

THE FUND

The Fund is a non-diversified series of Northern Lights Fund Trust IV, a Delaware statutory trust organized on June 2, 2015 (the “Trust”). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board”). The investment objective of the Fund is to seek long-term capital appreciation, to which the Fund adheres under normal market conditions.

The Fund may issue an unlimited number of shares of beneficial interest (“Shares”). All Shares have equal rights and privileges. Each Share is entitled to one vote on all matters as to which Shares are entitled to vote. In addition, each Share is entitled to participate equally with other Shares (i) in dividends and distributions declared by the Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights.

The Fund is managed by First Manhattan Co. LLC (the “Adviser”) and uses Vident Advisory, LLC dba Vident Asset Management as its trading sub-adviser (the “Trading Sub-Adviser”). The Board may start other series and offer shares of a new fund under the Trust at any time.

The Fund issues and redeems Shares at net asset value (“NAV”) only in aggregations of 5,000 Shares (each a “Creation Unit”). The Fund issues and redeems Creation Units principally in exchange for a basket of securities (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus a transaction fee (unless waived). Shares of the Fund are listed, subject to notice of issuance, on the NYSE Arca, Inc. (the “Exchange”). Shares trade on the Exchange at market prices that may be below, at, or above NAV.

The Fund reserves the right to offer creations and redemptions of Shares for cash. In each instance of such cash creations or redemptions, transaction fees, may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions. See PURCHASE, REDEMPTION AND PRICING OF SHARES below.

Exchange Listing and Trading

Shares are listed for trading, and trade throughout the day, on the Exchange. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares will continue to be met. The Exchange may require the Adviser to make available to the Exchange or Financial Industry Regulatory Authority (“FINRA”), upon request, the daily portfolio holdings of the Fund.

Under listing requirements, the Adviser is required to erect and maintain a wall (a “fire wall”) between the personnel engaged in the investment advisory business of the firm and the personnel engaged in the broker-dealer business of the firm with respect to access to information concerning the composition of and/or changes to the Fund’s portfolio and/or the Creation Basket (as defined below). Under the fire wall policy, the portfolio manager, together with other personnel who make decisions pertaining to the Fund’s portfolio composition or who have access to information regarding the Fund or to the Creation Basket, are subject to the Adviser’s inside information policy described below. This policy is designed to prevent the use and dissemination of material non-public information about portfolio management related positions, such as information regarding the Fund’s portfolio, proposed changes to the Fund’s portfolio and changes to the Creation Basket. The Exchange may, but is not required to, remove Shares from listing under certain circumstances, including if following the initial twelve-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of Shares, there are fewer than 50 beneficial and/or beneficial owners of shares of the Fund for 30 or more consecutive trading days or any other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will also remove shares of the Fund from listing and trading upon termination of the Fund or in the event the Fund does not comply with the continuous listing standards of the Exchange, as described in the Fund’s Prospectus.

As in the case of other publicly traded securities, when you buy or sell Shares through a broker, you may incur a brokerage commission determined by that broker, as well as other charges.

TYPES OF INVESTMENTS

A discussion of the Fund’s investment policies and the risks associated with an investment in the Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.

An investment in the Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities in general and other factors that affect the market.

An investment in the Fund should be made with an understanding of the risks inherent in an investment in securities, including the risk that the general condition of the securities market may deteriorate. Securities are susceptible to general securities market fluctuations and to volatile increases and decreases in value as market confidence changes. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

Securities of Other Investment Companies

The Fund may invest in securities issued by other investment companies. The Fund intends to limit its investments in accordance with applicable law or as permitted by Rule 12d1-4 of the 1940 Act. Among other things, such law would limit these investments so that, as determined immediately after a securities purchase is made by the Fund: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned by the Fund together with all other investment companies that have the same advisor. Under certain sets of conditions, different sets of restrictions may be applicable. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its proportionate share of that investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne directly by the Fund’s shareholders.

To the extent applicable, the Fund intends to rely on Section 12(d)(1)(F) and Rule 12d1-4 under the 1940 Act which in conjunction with one another allow registered investment companies (such as the Fund) to exceed the limitations set forth above, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) do not exceed the limits on sales loads established by FINRA for funds of funds, and the registered investment company “mirror votes” any securities purchased pursuant to Section 12(d)(1)(F).

Exchange Traded Funds

The Fund may invest in underlying ETFs. ETFs are often passive funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and typically provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts.

ETFs have two markets. The primary market is where institutions exchange “creation units” in block-multiples of, for example, 5,000 shares for in-kind securities and cash. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds.

Concentration of Investments

The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. Shares are subject to the risks of an investment in a portfolio of equity securities in an industry or group of industries in which the Fund invests.

Non-Diversification

Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated. The Fund is classified as a non-diversified investment company under the 1940 Act. A “non-diversified” classification means that the Fund is not limited by the 1940 Act with regard to the percentage of its total assets that may be invested in the securities of a single issuer. This means that the Fund may invest a greater portion of its total assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund. This may have an adverse effect on the Fund’s performance or subject the Shares to greater price volatility than more diversified investment companies. Moreover, in pursuing its objective, the Fund may hold the securities of a single issuer in an amount exceeding 10% of the value of the outstanding securities of the issuer, subject to restrictions imposed by the Internal Revenue Code of 1986, as amended (the “Tax Code”), with respect to the Fund’s qualification as a registered investment company (“RIC”) under the Tax Code. In particular, as the Fund’s size grows and its assets increase, it will be more likely to hold more than 10% of the securities of a single issuer if the issuer has a relatively small public float as compared to other issuers in the Fund’s portfolio.

Although the Fund is non-diversified for purposes of the 1940 Act, the Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a RIC under the Tax Code. Compliance with the diversification requirements of the Tax Code may severely limit the investment flexibility of the Fund and may make it less likely that the Fund will meet their investment objectives. To qualify as a RIC under the Tax Code, the Fund must, among other requirements described below in “Taxes”, meet certain diversification requirements. In particular, at the close of each quarter of the Fund’s taxable year: (A) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and that does not represent more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (B) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. See “Tax Status” in this SAI for further discussion.

Equity Securities

Equity securities in which the Fund is permitted to invest include common stocks and preferred stocks. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Common Stock

Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

Preferred Stock

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer.

Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

A fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth.

Company-Specific Risk

A particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Exchange Traded Notes

The Fund generally may not invest in bonds although it may invest in exchange traded notes. Exchange listed notes are a fixed income instrument whose interest and/or principal is linked to the value of one or more other assets, such as equities.

An issuer of an exchange traded note may have the right to redeem or “call” the note before maturity, in which case a fund may have to reinvest the proceeds at lower market rates. Exchange traded notes are unsecured (backed only by the issuer’s general creditworthiness). There is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

Real Estate Investment Trusts

The Fund may invest in securities of real estate investment trusts (“REITs”). REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

REITs generally can be classified as “Equity REITs”, “Mortgage REITs” and “Hybrid REITs.” An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation, which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although the Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.

Investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Tax Code, or their failure to maintain an exemption from registration under the 1940 Act.

By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Depositary Receipts

Sponsored and unsponsored ADRs, are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Many of the risks described below regarding foreign securities apply to investments in ADRs.

United States Government Obligations

These consist of short-term securities issued by the United States Treasury and Treasury bills. Treasury bills have a maturity of up to one year and are issued on a discount basis. Short-term government bonds are bonds issued by the United States government or its agencies having maturities of less than five years.

Repurchase Agreements

The Fund may enter into repurchase agreements. In a repurchase agreement, an investor (such as the Fund) purchases a security (known as the “underlying security”) from a securities dealer or bank. Any such dealer or bank must be deemed creditworthy by the Adviser. At that time, the bank or securities dealer agrees to repurchase the underlying security at a mutually agreed upon price on a designated future date. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at an agreed upon rate due to the Fund on repurchase. In either case, the income to the Fund generally will be unrelated to the interest rate on the underlying securities. Repurchase agreements must be “fully collateralized,” in that the market value of the underlying securities (including accrued interest) must at all times be equal to or greater than the repurchase price. Therefore, a repurchase agreement can be considered a loan collateralized by the underlying securities.

Repurchase agreements are generally for a short period of time, often less than a week, and will generally be used by the Fund to invest excess cash or as part of a temporary defensive strategy. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible decline in the value of the underlying security while the Fund is seeking to enforce its rights under the repurchase agreement; (b) possible reduced levels of income or lack of access to income during this period; and (c) expenses of enforcing its rights.

Allocation and Information Risk

The investment strategy used by the Fund is similar to the investment strategy used by the Adviser to manage proprietary vehicles, including a private fund and separately managed client accounts. As a result, in situations in which there is a limited supply of securities called for by the investment strategy, it is possible that the Fund may not be able to acquire the maximum amount of the securities it seeks. In addition, because the investment strategy used to manage the private fund is similar to that of the Fund, it is possible that investors in the private fund may be able to ascertain the composition of the Fund’s portfolio in advance of the public disclosure of portfolio holdings and trade in a manner that adversely affects the Fund.

Management Risk

The Fund is subject to management risk because it relies on the Adviser and the Trading Sub-Adviser to achieve its investment objective. The Fund runs the risk that the Adviser’s investment techniques and the Trading Sub-Adviser’s implementation will fail to produce desired results or cause the Fund to incur significant losses. There can be no assurance that key Adviser personnel will continue to be employed by the Adviser or that the key personnel of the Trading Sub-Adviser will continue to be employed by the Trading Sub-Adviser. The loss of their services could have an adverse impact on the Adviser’s ability to achieve the Fund’s investment objective.

INVESTMENT RESTRICTIONS

The Fund has adopted the following investment restrictions that may not be changed without approval by a “majority of the outstanding shares” of the Fund, which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund. The Fund may not:

1.	Issue senior securities, except as otherwise permitted under the 1940 Act, and the rules and regulations promulgated thereunder, which allow a borrowing from a bank where the Fund maintains an asset coverage ratio of at least 300% while the borrowing is outstanding;
2.	Borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions;
3.	Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. This limitation does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities, and except to the extent that the Fund may be deemed an underwriter under the Securities Act, by virtue of disposing of portfolio securities;
4.	Purchase or sell real estate or interests in real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including REITs);
5.	Purchase or sell commodities (unless acquired as a result of ownership of securities or other investments) or commodity futures contracts, except that the Fund may purchase and sell futures contracts and options to the full extent permitted under the 1940 Act, sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission, invest in securities or other instruments backed by commodities, and invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities; or
6.	Make loans to others, except that the Fund may, in accordance with its investment objective and policies, (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and sub-participations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, (v) enter into transactions where each loan is represented by a note executed by the borrower, and (vi) make time deposits with financial institutions and invest in instruments issued by financial institutions. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.
7.	Invest 25% or more of its total assets in a particular industry or group of industries.

If a restriction on the Fund’s investments is adhered to at the time an investment is made, a subsequent change in the percentage of Fund assets invested in certain securities or other instruments of the Fund’s investment portfolio, resulting from changes in the value of the Fund’s total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

With respect to fundamental investment limitation #2 above, if the Fund’s asset coverage falls below 300%, the Fund will reduce borrowing within 3 days in order to ensure that the Fund has 300% asset coverage.

Although fundamental investment limitation #6 reserves for the Fund the ability to make loans, there is no present intent to loan money or portfolio securities and additional disclosure will be provided if such a strategy is implemented in the future.

With respect to fundamental investment limitation #7 above, this limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto. The Fund will consider the investments of underlying investment companies when determining its compliance with this restriction.

In addition to the requirements set forth in Section 3816 of the Delaware Statutory Trust Act, a shareholder may bring a derivative action on behalf of the Trust only if the shareholder first makes a pre-suit demand upon the Board to bring the subject action unless such pre-suit demand is excused. A demand on the Board shall only be excused if a majority of the Board, or a majority of any committee established to consider the merits of such action, has a personal financial interest in the action at issue. A Trustee shall not be deemed to have a personal financial interest in an action or otherwise be disqualified from ruling on a shareholder demand by virtue of the fact that such Trustee receives remuneration from his service on the Board.

POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted a policy, to which the Fund is subject, regarding the disclosure of information about the Fund’s portfolio holdings. The Fund and its service providers may not receive compensation or any other consideration (which includes any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Adviser or any affiliated person of the Adviser) in connection with the disclosure of portfolio holdings information of the Fund. The Trust’s policy is implemented and overseen by the Chief Compliance Officer of the Trust, subject to the oversight of the Board. Periodic reports regarding these procedures will be provided to the Board. The Trust, the Adviser and the Distributor (as defined below) will not disseminate non-public information concerning the Trust. The Board must approve all material amendments to this policy.

Each business day, the Fund’s portfolio holdings information will generally be provided for dissemination through the facilities of the National Securities Clearing Corporation (“NSCC”) and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. This information typically reflects the Fund’s anticipated holdings as of the next Business Day (as defined below).

Access to information concerning the Fund’s portfolio holdings may be permitted to personnel of third-party service providers, including the Fund’s custodian, transfer agent, auditors and counsel, as may be necessary to conduct business in the ordinary course in a manner consistent with such service providers’ agreements with the Trust on behalf of the Fund.

The Fund discloses on the Adviser’s website at https://fmexcelsioretfs.com/fmoe/ at the start of each Business Day the identities and quantities of the securities and other assets held by the Fund that will form the basis of the Fund’s calculation of its NAV on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on that Business Day. The Fund may also concurrently disclose this portfolio holdings information directly to ratings agencies on a daily basis.

Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-PORT. The Trust also discloses a complete schedule of the Fund’s portfolio holdings with the SEC on Form N-CSR after its second and fourth quarters.

Form N-PORT and Form N-CSR for the Fund is available on the SEC’s website at www.sec.gov. The Fund’s Form N-PORT and Form N-CSR is available without charge, upon request, by calling (888) 637-7798, visiting the Fund’s website at www.[WEBSITE].com or by writing to: FM Focus Equity ETF, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

The Adviser and Trading Sub-Adviser. Personnel of the Adviser and Trading Sub-Adviser, including personnel responsible for the management of the Fund’s portfolio, may have full daily access to Fund portfolio holdings since that information is necessary in order for the Adviser to provide its management, administrative, and investment services to the Fund. The Adviser and Trading Sub-Adviser personnel may also release and discuss certain portfolio holdings with various broker-dealers as needed to analyze the impact of existing and future market changes on the prices, availability, demand and liquidity of such securities, and to assist portfolio managers in the trading of such securities.

Ultimus Fund Solutions, LLC. Ultimus Fund Solutions, LLC is the fund accountant, administrator and custody administrator for the Fund; therefore, its personnel have full daily access to the Fund’s portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

State Street Bank and Trust Co. State Street Bank and Trust Co. is the custodian and transfer agent for the Fund; therefore, its personnel have full daily access to the Fund’s portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

[NAME]. [NAME] is the Fund’s independent registered public accounting firm; therefore, its personnel have access to the Fund’s portfolio holdings in connection with auditing of the Fund’s annual financial statements and providing assistance and consultation in connection with SEC filings.

Thompson Hine LLP. Thompson Hine LLP is counsel to the Fund; therefore, its personnel have access to the Fund’s portfolio holdings in connection with review of the Fund’s annual and semi-annual shareholder reports and SEC filings.

Additions to List of Approved Recipients

The Trust’s Chief Compliance Officer is the person responsible, and whose prior approval is required, for any disclosure of the Fund’s portfolio securities at any time or to any persons other than those described above. In such cases, the recipient must have a legitimate business need for the information and must be subject to a duty to keep the information confidential. There are no ongoing arrangements in place with respect to the disclosure of portfolio holdings. In no event shall the Fund, the Adviser, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

Compliance with Portfolio Holdings Disclosure Procedures

The Trust’s Chief Compliance Officer will report periodically to the Board with respect to compliance with the Fund’s portfolio holdings disclosure procedures, and from time to time will provide the Board any updates to the portfolio holdings disclosure policies and procedures.

There is no assurance that the Trust’s policies on disclosure of portfolio holdings will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information.

MANAGEMENT

The business of the Trust is managed under the direction of the Board in accordance with the Agreement and Declaration of Trust and the Trust’s By-laws (the “Governing Documents”), which have been filed with the SEC and are available upon request. The Board consists of three (3) individuals, all of whom are not “interested persons” (as defined under the 1940 Act) of the Trust or any investment adviser to any series of the Trust (“Independent Trustees”). Pursuant to the Governing Documents, the Board shall elect officers including a President, a Secretary, a Treasurer, a Chief Compliance Officer, a Principal Executive Officer and a Principal Accounting Officer. The Board retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board, are necessary or incidental to carry out any of the Trust’s purposes. The Board, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

Board Leadership Structure

The Trust is led by Joseph Breslin, who has served as the Chairman of the Board since July 2015. Under the Governing Documents, the Chairman of the Board is responsible for (a) presiding at Board meetings, (b) calling special meetings on an as-needed basis, (c) executing and administering of Trust policies including (i) setting the agendas for Board meetings and (ii) providing information to the Board in advance of each Board meeting and between Board meetings. The Trust believes that the Chairman of the Board, the independent chair of the Audit Committee, and, as an entity, the full Board, provide effective leadership that is in the best interests of the Trust, its funds and each shareholder. Additionally, under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees meet in executive session, at least quarterly.

Board Risk Oversight

The Board has a standing independent Audit Committee, Nominating and Governance Committee and Contract Review Committee, each with a separate chair. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from the Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial reporting and risk within its area of responsibility. Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information. The primary purposes of the Nominating and Governance Committee are to consider and evaluate the structure, composition and operation of the Board, to evaluate and recommend individuals to serve on the Board of the Trust, and to consider and make recommendations relating to the compensation of the Independent Trustees.  The Nominating and Governance Committee may consider recommendations for candidates to serve on the Board from any source it deems appropriate. The primary purpose of the Contract Review Committee is to oversee and guide the process by which the Independent Trustees annually consider whether to approve or renew the Trust’s investment advisory, sub-advisory and distribution agreements, Rule 12b-1 plans, and such other agreements or plans involving the Trust as specified in the Contract Review Committee’s charter or as the Board determines from time to time.

Trustee Qualifications

Generally, the Trust believes that each Trustee is competent to serve because of his individual overall merits including his: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills. Mr. Breslin has over 20 years of business experience in the investment management and brokerage business and possesses a strong understanding of the regulatory framework under which investment companies must operate based, in part, upon his years of service as an officer and/or Trustee to other registered investment companies. Thomas Sarkany is qualified to serve as a Trustee based on his experience in various business and consulting positions, and through his experience from service as a board member of the Trust and other investment companies. Since 2010, he has been the President of a financial services firm and from 1994 through 2010, held various roles at a publicly held company providing financial research, publications and money management services to retail and institutional investors, including Director of Marketing and Asset Management, Director of Index Licensing, and member of the Board of Directors. In addition to his service as a Trustee of the Trust, Mr. Sarkany serves as a trustee of the Northern Lights Fund Trust II and has previously served as a director of certain public companies. Charles R. Ranson has more than 20 years’ experience in strategic analysis and planning, risk assessment, and capital formation in the operation of complex organizations and entrepreneurial ventures. In addition to his service to the Trust, Mr. Ranson serves as an independent trustee to another mutual fund complex. Each Trustee’s ability to perform his duties effectively also has been enhanced by his educational background and professional training. The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes him highly qualified.

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years.

Independent Trustees

Name, Address* and Year of Birth	Position/Term of Office**	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex*** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Joseph Breslin Year of Birth: 1953	Independent Trustee and Chairman of the Board since 2015	Senior Counsel, White Oak Global Advisors, LLC (since 2016); and President and Consultant, Adviser Counsel, Inc. (formerly J.E. Breslin & Co.) (management consulting firm to investment advisers), (since 2009-2024).	3	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Director, Kinetics Mutual Funds, Inc. (since 2002); Trustee, Kinetics Portfolios Trust (since 2000); Trustee, Forethought Variable

				Insurance Trust (since 2015).
Thomas Sarkany Year of Birth: 1946	Independent Trustee since 2015	Founder and President, TTS Associates, Inc. (since December 2022); and Founder and President, TTS Consultants, LLC (financial services) (since 2010).	3	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Arrow Investments Trust (since 2014), Arrow ETF Trust (since 2012), Trustee, Northern Lights Fund Trust II (since 2011); Director, Aquila Distributors (1981-2025)
Charles Ranson Year of Birth: 1947	Independent Trustee since 2015	Principal, Ranson & Associates (strategic analysis and planning, including risk assessment and capital formation for entrepreneurial ventures) (since 2003).	3	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Advisors Preferred Trust (since 2012); North Country Funds (since 2025)

Officers

Name, Address* and Year of Birth	Position/Term of Office**	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex*** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Wendy Wang Year of Birth: 1970	President since 2015	Senior Vice President, Director of Tax and Compliance Administration, Ultimus Fund Solutions, LLC (since 2012).	N/A	N/A
Timothy Burdick Year of Birth: 1986	Vice President since 2024	Vice President and Senior Managing Counsel, Ultimus Fund Solutions, LLC (since 2023); Vice President and Managing Counsel, Ultimus Fund Solutions, LLC (2022-2023); Assistant Vice President and Counsel, Ultimus Fund Solutions, LLC (2019-2022).	N/A	N/A
Sam Singh Year of Birth: 1976	Treasurer since 2015	Vice President, Ultimus Fund Solutions, LLC (since 2015).	N/A	N/A

Jennifer Farrell Year of Birth: 1969	Secretary since 2017	Director (since 2024); Associate Director (2022-2024); Manager (2018-2022), Legal Administration, Ultimus Fund Solutions, LLC.	N/A	N/A
James Ash Year of Birth: 1976	Chief Compliance Officer since 2019	Senior Vice President, Head of Compliance (since 2023); Vice President and Senior Compliance Officer, Northern Lights Compliance, LLC (2019 - 2022).	N/A	N/A

*The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, OH 45246.

** The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

*** As of [DATE], the Trust was comprised of [NUMBER] other active portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Fund, FM Focus Equity ETF and FM Compounders Equity ETF.

Board Committees

Audit Committee

The Board has an Audit Committee that consists of the Independent Trustees. The Audit Committee’s responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust’s independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust’s financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust’s independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor’s independence; and (v) considering the comments of the independent auditors and management’s responses thereto with respect to the quality and adequacy of the Trust’s accounting and financial reporting policies and practices and internal controls. Mr. Breslin serves as the Chairman of the Audit Committee. The Audit Committee operates pursuant to an Audit Committee Charter. The Audit Committee is responsible for seeking and reviewing nominee candidates for consideration as Independent Trustees as is from time to time considered necessary or appropriate. The Audit Committee generally will not consider shareholder nominees. The Audit Committee is also responsible for reviewing and setting Independent Trustee compensation from time to time when considered necessary or appropriate.

Nominating and Governance Committee

The Board has a Nominating and Governance Committee that consists of the Independent Trustees. The Nominating and Governance Committee’s responsibilities (which may also be conducted by the Board) include: (i) recommending persons to be nominated or re-nominated as Trustees in accordance with the Independent Trustees’ Statement of Policy on Criteria for Selecting Independent Trustees; (ii) reviewing the Fund’s officers, and conducting chief compliance officer searches, as needed, and providing consultation regarding other chief compliance officer matters, as requested; (iii) reviewing trustee qualifications, performance, and compensation; (iv) reviewing periodically with the Board the size and composition of the Board as a whole; (v) annually evaluating the operations of the Board and its Committees and assist the Board in conducting its annual self-evaluation; (vi) making recommendations on the requirements for, and means of, Board orientation and training; (vii) periodically reviewing the Board’s corporate governance policies and practices and recommending, as it deems appropriate, any changes to the Board; (viii) considering any corporate governance issues that arise from time to time, and to develop appropriate recommendations for the Board; and (ix) supervising counsel for the Independent Trustees. Mr. Ranson serves as the Chairman of the Nominating and Governance Committee. The Nominating and Governance Committee operates pursuant to a Nominating and Governance Committee Charter.

Contract Review Committee

The Board has a Contract Review Committee that consists of the Independent Trustees. The Contract Review Committee’s responsibilities include: (i) identifying the scope and format of information to be requested from service providers in connection with the evaluation of each contract or plan and meet and evaluate such information at least annually in advance of the automatic expiration of such contracts by operation of law or by their terms; (ii) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Board or the Independent Trustees; (iii) evaluating regulatory and other developments coming to its attention that might reasonably be expected to have an impact on the Independent Trustees’ consideration of how to evaluate and whether or not to renew a contract or plan; (iv) assisting in circumscribing the range of factors considered by the Board relating to the approval or renewal of advisory or sub-advisory agreements; (v) recommending to other committees and/or to the Independent Trustees specific steps to be taken by them regarding the renewal process, including, for example, proposed schedules of meetings by Independent Trustees; (vi) investigating and reporting on any other matter brought to its attention within the scope of its duties; and (vii) performing such other duties as are consistent with the Contract Review Committee’s purpose or that are assigned to it by the Board. Mr. Sarkany serves as the Chairman of the Contract Review Committee. The Contract Review Committee operates pursuant to a Contract Review Committee Charter.

Compensation

Each Independent Trustee receives a quarterly fee of $41,250 to be paid by the Trust within ten (10) days of the commencement of each calendar quarter for his service as a Trustee of the Board as well as reimbursement for any reasonable expenses incurred for attending regularly scheduled Board and committee meetings. In addition to this quarterly fee and any expense reimbursements, the Chair of each of the Audit Committee, Nominating and Governance Committee and Contract Review Committee receives a quarterly fee of $3,750 for his service as a committee chair.

In the event that an in-person meeting of the Board other than its regularly scheduled meetings (a “Special Meeting”) is required, each Independent Trustee may receive a fee of $5,000 per Special Meeting, as well as reimbursement for any reasonable expenses incurred, to be paid by the Trust or the relevant series of the Trust or its investment adviser depending on the circumstances necessitating the Special Meeting. The Independent Trustees at their sole discretion shall determine when a particular meeting constitutes a Special Meeting for the purpose of the $5,000 fee.

The Independent Trustee fees are paid from the unitary fee paid to the Adviser by the Fund. No officers receive compensation from the Trust.

The table below details the estimated amount of compensation the Independent Trustees is expected to receive from the Fund during its initial fiscal period ending February 28, 2027. Each Trustee is expected to attend all quarterly meetings during the year. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name and Position	Compensation from FM Opportunistic Equity ETF	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Annual Benefits Upon Retirement	Total Compensation From Fund Complex* Paid to Trustees
Joseph Breslin	$[ ]	$0	$0	$[ ]
Thomas Sarkany	$[ ]	$0	$0	$[ ]
Charles Ranson	$[ ]	$0	$0	$[ ]
*	There are currently numerous series comprising the Trust. The term “Fund Complex” refers only to the Fund, FM Focus Equity ETF and FM Compounders Equity ETF.

Management and Trustee Ownership

As of the date of this SAI, the Trustees and officers, as a group, owned no shares of the Fund or any of the Fund Complex’s outstanding shares.

CONTROL PERSONS AND PRINCIPAL HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund. A control person is one who owns, either directly or indirectly more than 25% of the voting securities of a company or acknowledges the existence of control. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledged the existence of control.

The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares and is recognized as the owner of all shares for all purposes. Investors owning shares are beneficial owners as shown on the records of DTC or its participants. As of the date of this SAI, the Fund had not yet commenced operations.

INVESTMENT ADVISER AND TRADING SUB-ADVISER

Investment Adviser, Trading Sub-Adviser and the Advisory and Trading Sub-Advisory Agreements

First Manhattan Co. LLC, 399 Park Avenue, 27th Floor, New York, NY 10022, serves as the Fund’s investment adviser. The Adviser is registered with the SEC as an investment adviser under the Advisers Act.

Vident Asset Management, 1125 Sanctuary Pkwy., Suite 515, Alpharetta, GA 30009, serves as the investment trading sub-adviser to the Fund. The Trading Sub-Adviser is registered with the SEC as an investment adviser under the Advisers Act.

Subject to the oversight of the Board, the Adviser is responsible for the overall management of the Fund’s investment-related business affairs. Pursuant to an investment advisory agreement (the "Advisory Agreement") with the Trust, on behalf of the Fund, the Adviser, subject to the oversight of the Board, and in conformity with the stated policies of the Fund, supervises the portfolio investment operations of the Fund. The Adviser has overall supervisory responsibilities for the Trading Sub-Adviser’s general management and investment of the Fund’s securities portfolio, as detailed below, which are subject to review and approval by the Board. In general, the Adviser's duties include setting the Fund’s overall investment strategies in consultation with the Trading Sub-Adviser.

Pursuant to the Advisory Agreement, the Adviser acts as the investment adviser to the Fund and, as such, performs each of the following, or delegates such to the Trading Sub-Adviser: (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities hereunder, (ii)  formulate a continuing program for the investment of the assets of the Fund in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Fund, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Adviser or Trading Sub-Adviser, or their designee, directly, will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the Adviser or Trading Sub-Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers. The Adviser also provides the Fund with all necessary office facilities and personnel for servicing the Fund’s investments, compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Adviser, and all personnel of the Fund or the Adviser performing services relating to research, statistical and investment activities. The Advisory Agreement was approved by the Board, including by a majority of the Independent Trustees, at a meeting held on October 20, 2026.

The Adviser, subject to the oversight of the Board, provides the management and supplemental administrative services necessary for the operation of the Fund. These services include providing assistance in supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the Fund; assisting in the preparing of all general shareholder communications and conducting shareholder relations; assisting in maintaining the Fund’s records and the registration of the Fund’s shares under federal securities laws and making necessary filings under state securities laws; assisting in developing management and shareholder services for the Fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Board.

The Fund pays an annual management fee (computed daily and payable monthly) of [ ]% of the Fund’s average daily net assets to the Adviser pursuant to the Advisory Agreement. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Trust except for (i) the advisory fee; (ii) any front-end or contingent deferred loads; (iii) brokerage fees and commissions; (iv) any Rule 12b-l fees; (v) acquired fund fees and expenses; (vi) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (vii) borrowing costs (such as interest and dividend expense on securities sold short); (viii) taxes; and (ix) extraordinary expenses.

The Advisory Agreement continues in effect for two (2) years initially and continues from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of the Board or the vote of a majority of the outstanding shares of the Fund. The Advisory Agreement may be terminated without penalty on 60 days’ written notice by a vote of a majority of the Board or by the Adviser, or by holders of a majority of the Fund’s outstanding shares (with respect to that Fund). The Advisory Agreement shall terminate automatically in the event of its assignment.

The Adviser and the Board have chosen to engage the Trading Sub-Adviser in part because of the Trading Sub-Adviser’s prior expertise and performance in advising other accounts. Pursuant to the Trading Sub-Advisory Agreement, the Trading Sub-Adviser, under the supervision of the Adviser, agrees to implement portfolio investment decisions made by the Adviser for the Fund in accordance with applicable law and the investment objective, policies and restrictions set forth in the Fund’s current Prospectus and this Statement of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser or Trading Sub-Adviser. However, the Trading Sub-Adviser is not responsible for management of the Fund’s investments.

As compensation for the trading sub-advisory services it provides to the Fund, the Adviser pays the Trading Sub-Adviser a monthly fee. The fee paid to the Trading Sub-Adviser by the Adviser is paid from the Adviser’s management fee and is not an additional cost to the Fund. The Sub-Advisory Agreement continued in effect for an initial two-year period and continues in effect for successive twelve-month periods, provided that the Board annually approves the Trading Sub-Advisory Agreement for continuance.

A discussion of the matters considered by the Board in connection with the approval of the Advisory Agreement and Sub-Advisory Agreement will be available in the Fund’s first Form N-CSR.

Codes of Ethics

The Trust, the Adviser, the Trading Sub-Adviser, and the Distributor have each adopted codes of ethics (each a “Code”) under Rule 17j-1 under the 1940 Act that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust.

In addition, the Trust has adopted a code of ethics (the “Trust Code”), which applies only to the Trust’s executive officers to ensure that these officers promote professional conduct in the practice of corporate governance and management. The purpose behind these guidelines is to promote (i) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (ii) full, fair, accurate, timely, and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Fund; (iii) compliance with applicable governmental laws, rules and regulations; (iv) the prompt internal reporting of violations of the Trust Code to an appropriate person or persons identified in the Trust Code; and (v) accountability for adherence to the Trust Code.

Proxy Voting Policies

The Board has adopted proxy voting policies and procedures (“Policies”) on behalf of the Trust, which delegate the responsibility for voting proxies to the Adviser or its designee, subject to the Board’s continuing oversight. The Policies require that the Adviser or its designee vote proxies received in a manner consistent with the best interests of the Fund and shareholders. Where a proxy proposal raises a material conflict between the Adviser’s interests and the Fund’s interests, the Adviser will resolve the conflict by voting in accordance with the policy guidelines or at the client’s directive using the recommendation of an independent third party. A copy of the Adviser’s proxy voting policies is attached hereto as Appendix A.

More information. Information regarding how the Fund voted proxies relating to portfolio securities held by the Fund during the most recent 12-month period ending June 30 will be available without charge, upon request, by (1) calling the Fund at 1-888-530-2448; (2) visiting the Fund’s website, www.[WEBSITE].com; and (3) accessing the SEC’s website at http://www.sec.gov. In addition, a copy of the Fund’s proxy voting policies and procedures are also available by calling 1-888-530-2448 and will be sent within three (3) business days of receipt of a request.

THE DISTRIBUTOR

Northern Lights Distributors, LLC (“NLD” or the “Distributor”) located at 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022 (the “Distributor”), serves as the principal underwriter and national distributor for the shares of the Fund pursuant to an ETF Distribution Agreement with the Trust (the “Distribution Agreement”). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of FINRA. The offerings of the Shares are continuous and the Distributor acts as an agent for the Trust. The Distributor will deliver a Prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor has no role in determining the investments or investment policies of the Fund.

The Distribution Agreement continued in effect for two years initially and shall continue from year to year, subject to annual approval by (a) the Board or a vote of a majority of the outstanding shares, and (b) by a majority of the Board by vote cast in person at a meeting called for the purpose of voting on such approval.

The Distribution Agreement may at any time be terminated, without penalty by the Trust, by vote of a majority of the Board or by vote of a majority of the outstanding shares of the Trust on 60 days’ written notice to the other party. The Distribution Agreement will automatically terminate in the event of its assignment.

The Fund does not pay the Distributor any fees under the Distribution Agreement. However, the Adviser pays an annual fee to the Distributor plus reasonable out-of-pocket expenses incurred by Distributor in connection with activities performed for the Fund, including, without limitation, printing and distribution of prospectuses and shareholder reports, out of its own resources.

Rule 12b-1 Plans

The Trust, with respect to the Fund, has adopted the Trust’s ETF Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) for Shares pursuant to which the Fund is authorized to pay the Distributor as compensation for Distributor’s account maintenance services under the Plan. The Board has approved a distribution and shareholder servicing fee at the rate of up to 0.25% of the Fund’s average daily net assets. Such fees are to be paid by the Fund monthly, or at such other intervals as the Board shall determine. Such fees shall be based upon the Fund’s average daily net assets during the preceding month and shall be calculated and accrued daily. The Fund may pay fees to the Distributor at a lesser rate, as agreed upon by the Board and the Distributor. The Plan authorizes payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others (“Recipients”) to provide these services and paying compensation for these services. The Fund will bear its own costs of distribution with respect to its shares. The Plan was adopted in order to permit the implementation of the Fund’s method of distribution. No fees are currently paid by the Fund under the Plan, and there are no current plans to impose such fees. In the event such fees were to be charged, over time they would increase the cost of an investment in the Fund.

The services to be provided by Recipients may include, but are not limited to, the following: assisting in the offering and sale of Fund shares and in other aspects of the marketing of the shares to clients or prospective clients of the respective recipients; answering routine inquiries concerning the Fund; assisting in the establishment and maintenance of accounts or sub-accounts in the Fund and in processing purchase and redemption transactions; making the Fund’s investment plan and shareholder services available; and providing such other information and services to investors in shares of the Fund as the Distributor or the Trust, on behalf of the Fund, may reasonably request. The distribution services shall also include any advertising and marketing services provided by or arranged by the Distributor with respect to the Fund.

The Distributor is required to provide a written report, at least quarterly to the Board, specifying in reasonable detail the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. Further, the Distributor will inform the Board of any Rule 12b-1 fees to be paid by the Distributor to Recipients.

The Plan may not be amended to increase materially the amount of the Distributor’s compensation to be paid by the Fund, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act). All material amendments must be approved by the Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the Plan (the “Rule 12b-1 Trustees”) by votes cast in person at a meeting called for the purpose of voting on the Plan. During the term of the Plan, the selection and nomination of Independent Trustees of the Trust will be committed to the discretion of the Nominating and Governance Committee. The Distributor will preserve copies of the Plan, any related agreements, and all reports, for a period of not less than six (6) years from the date of such document and for at least the first two (2) years in an easily accessible place.

Any agreement related to the Plan will be in writing and provide that: (a) it may be terminated by the Trust or the Fund at any time upon sixty days written notice, without the payment of any penalty, by vote of a majority of the Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting securities of the Trust or the Fund; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one (1) year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board by votes cast in person at a meeting called for the purpose of voting on such agreement.

PORTFOLIO MANAGER

Himayani Puri is the Fund’s portfolio manager, as well as the portfolio manager for a private fund, which uses an investment strategy that is similar to the investment strategy used by the Fund. Currently, all investors in the private fund are employees of the Adviser. Ms. Puri is a Partner, the Head of Research, and a member of the Management Team of FMC Group Holdings, LP, the parent company of First Manhattan Co. LLC. As of [DATE], the portfolio manager is responsible for the portfolio management of the following types of accounts in addition to the Fund:

Total Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type (in millions)	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee (in millions)
Registered Investment Companies	[ ]	$[ ]	0	0
Other Pooled Investment Vehicles	[ ]	$[ ]	0	0
Other Accounts	[ ]	$[ ]	0	0

Conflicts of Interest

As a general matter, certain conflicts of interest may arise in connection with a Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts, including a registered investment company and one or more private funds, for which the portfolio manager is responsible, on the other. For example, it is possible that such other accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to the selection of brokers or dealers to execute the Fund’s portfolio trades and/or specific uses of commissions from the Fund’s portfolio trades. The Adviser and Trading Sub-Adviser have adopted policies and procedures reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

Compensation

The Adviser offers each of its investment professionals on the research team, whose activities support the Fund and the Adviser’s other investment offerings, a compensation plan comprising: (i) a fixed base salary tied to role and job function and (ii) variable incentive compensation tied to (a) contributions to the overall investment process; (b) idea generation; (c) investment performance (measured over 1, 3, and 5+ years) relative to the S&P 500 as well as relevant sector benchmarks; (d) aggregate impact and contributions to investment portfolios; and (e) other objective or subjective criteria determined by executive management of the Adviser, which may include firm/department leadership, management of personnel, risk management/compliance results and overall contributions.

Ownership of Securities

The following table shows the dollar range of equity securities beneficially owned by the portfolio manager in shares of the Fund as of the date of this SAI.

Name of Portfolio Manager	Dollar Range of Equity Securities in the FM Opportunistic Equity ETF
Himayani Puri	$[ ]

ALLOCATION OF PORTFOLIO BROKERAGE

Specific decisions to purchase or sell securities for the Fund are made by the portfolio managers who are employees of the Adviser or Trading Sub-Adviser. The Adviser and Trading Sub-Adviser are authorized by the Trustees to allocate the orders placed by them on behalf of the Fund to brokers or dealers who may, but need not, provide research or statistical material or other services to the Fund or the Adviser or Trading Sub-Adviser for the Fund’s use. Such allocation is to be in such amounts and proportions as the Adviser or Trading Sub-Adviser may determine.

In selecting a broker or dealer to execute each particular transaction, the Adviser and Trading Sub-Adviser will take the following into consideration:

•	the best net price available;
•	the reliability, integrity and financial condition of the broker or dealer;
•	the size of and difficulty in executing the order; and
•	the value of the expected contribution of the broker or dealer to the investment performance of the Fund on a continuing basis.

Brokers or dealers executing a portfolio transaction on behalf of the Fund may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser or Trading Sub-Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage and research services provided to the Fund. In allocating portfolio brokerage, the Adviser or Trading Sub-Adviser may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser or Trading Sub-Adviser exercises investment discretion. Some of the services received as the result of Fund transactions may primarily benefit accounts other than the Fund, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Fund.

PORTFOLIO TURNOVER

The Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. The calculation excludes from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. A 100% turnover rate would occur if all of the Fund’s portfolio securities were replaced once within a one-year period. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate.

OTHER SERVICE PROVIDERS

Fund Administration

Ultimus Fund Solutions, LLC, (the “Administrator”), which has its principal office at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

Pursuant to an ETF Fund Services Agreement with the Fund, the Administrator provides administrative services to the Fund, subject to the supervision of the Board. The Administrator may provide persons to serve as officers of the Fund. Such officers may be directors, officers or employees of the Administrator or its affiliates.

The ETF Fund Services Agreement is dated October 20, 2021. The agreement remained in effect for two years from the effective date of the agreement and continues in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by a majority of the Board. The agreement is terminable by the Board or the Administrator on ninety days’ written notice and may be assigned provided the non-assigning party provides prior written consent. This agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the ETF Fund Services Agreement, the Administrator provides administrative services, including: (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Fund; (ii) facilitating the performance of administrative and professional services to the Fund by others, including the Custodian; (iii) preparing, but not paying for, the periodic updating of the Fund’s Registration Statement, Prospectuses and Statements of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, and preparing reports to the Fund’s shareholders and the SEC; (iv) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or “Blue Sky” laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or its shares under such laws; (v) preparing notices and agendas for meetings of the Board and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (vi) monitoring daily and periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Tax Code and the Prospectus.

The Administrator also provides the Fund with accounting services, including: (i) daily computation of NAV; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Fund’s listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Fund; (vi) maintenance of certain books and records described in Rule 31a-1 under the 1940 Act, and reconciliation of account information and balances among the Custodian and Adviser; and (vii) monitoring and evaluation of daily income and expense accruals, and sales and redemptions of shares of the Fund.

For administrative services rendered to the Fund under the ETF Fund Services Agreement, the Fund pays the Administrator the greater of an annual minimum fee or an asset-based fee, which scales downward based upon net assets. For the fund accounting services rendered to the Fund under the ETF Fund Services Agreement, the Fund pays the Administrator the greater of an annual minimum fee or an asset-based fee, which scales downward based upon net assets. The Fund also pays the Administrator for any out-of-pocket expenses.

Transfer Agent

State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111, acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to a written agreement with Fund (the “Transfer Agent”). Under the agreement, the Transfer Agent is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

Custodian

State Street Bank and Trust Company also serves as the custodian of the Fund’s assets (the “Custodian”) pursuant to a Custodian and Transfer Agent Agreement by and between the Custodian and the Trust on behalf of the Fund. The Custodian’s responsibilities include safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund’s investments. Pursuant to the Custodian and Transfer Agent Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser. The Fund may employ foreign sub-custodians that are approved by the Board to hold foreign assets.

Compliance Services

Northern Lights Compliance Services, LLC (“NLCS”), 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474, an affiliate of the Administrator, provides a Chief Compliance Officer to the Trust as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust. NLCS’s compliance services consist primarily of reviewing and assessing the policies and procedures of the Trust and its service providers pertaining to compliance with applicable federal securities laws, including Rule 38a-1 under the 1940 Act. For the compliance services rendered to the Fund, the Fund pays NLCS a one-time fee plus an annual asset-based fee, which scales downward based upon net assets. The Fund also pays NLCS for any out-of-pocket expenses.

DESCRIPTION OF SHARES

Each share of beneficial interest of the Trust has one vote in the election of Trustees. Cumulative voting is not authorized for the Trust. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the current series of the Trust and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series or classes. Matters such as election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.

The Trust is authorized to issue an unlimited number of shares of beneficial interest. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and providing a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Transactions in shares of the Fund occur in the primary market and the secondary market. Primary market transactions, known as “creations” and “redemptions,” occur only between the Fund and Authorized Participants (i.e., financial institutions that are authorized to participate in such transactions.

Buying and Selling Shares on the Secondary Market

Fund Shares can be bought and sold on the Exchange throughout the trading day like shares of other publicly traded companies. Buying or selling Fund shares on an exchange or other secondary market generally involves two types of costs that are common in securities transactions. First, when buying or selling Fund shares through a broker, you may incur a brokerage commission and other charges. The commission is frequently a fixed amount; it may be a significant proportional cost if you are seeking to buy or sell small amounts of shares. Second, you may incur the cost of the “spread,” which is any difference between the bid price and the ask price for the shares. The spread varies over time based on a fund’s trading volume and market liquidity. Generally, the spread is smaller if the Fund has high trading volume and market liquidity, and larger if the Fund has lower trading volume and market liquidity. The latter is often the case for newly launched or smaller funds. The Fund’s spread may also be impacted by the liquidity (or lack thereof) of the underlying securities or other assets held by the Fund, particularly for newly launched or smaller funds, or by instances of significant volatility of the underlying assets.

Calculation of Share Price

As indicated in the Prospectus under the heading “How Shares are Priced,” investors may buy and sell Shares in secondary market transactions through brokers at market prices and the Shares will trade at market prices. Only authorized participants (“Authorized Participants”) may buy and redeem Shares from the Fund, and those transactions are effected at the Fund’s NAV. The NAV of the Fund's shares is determined by dividing the total value of the Fund's portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of the Fund.

Generally, the Fund’s portfolio securities (including underlying ETFs, which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded upon or dealt in one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Valuation Designee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, at least quarterly, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. Treasury securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity or at amortized cost when it approximated fair value.

Shares are valued at the close of regular trading on the Exchange (normally 4:00 p.m., Eastern time) (the “Exchange Close”) on each day that the Exchange is open. For purposes of calculating the NAV, the Fund normally uses pricing data for domestic equity securities received shortly after the Exchange Close and does not normally take into account trading, clearances or settlements that take place after the Exchange Close.

When market quotations are insufficient or not readily available, the Fund may value securities at fair value or estimate their value as determined in good faith by the Valuation Designee, pursuant to procedures approved by the Board. Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the Exchange Close.

Creation Units

The Fund sells and redeems Shares to Authorized Participants in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day. A “Business Day” is any day on which the Exchange is open for business. As of the date of this SAI, the Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

A Creation Unit is an aggregation of 5,000 Shares for the Fund. The Board may declare a split or a consolidation in the number of Shares outstanding of the Fund or Trust and make a corresponding change in the number of Shares in a Creation Unit.

Authorized Participants

Only Authorized Participants that have entered into agreements with the Distributor may purchase or redeem Creation Units. In order to be an Authorized Participant, a firm must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in DTC with access to the DTC system (“DTC Participant”), and the Authorized Participant must execute an agreement (“Participant Agreement”) with the Distributor that governs transactions in the Fund’s Creation Units.

Each day, the Custodian makes available to market participants the composition of the Fund’s Creation Basket (as defined below). Authorized Participants may purchase or sell the securities in the Creation Basket for purposes of effecting in-kind creation and redemption activity during the day. Authorized Participants are responsible for all order instructions and associated profit and loss. A creation transaction, which is subject to acceptance by the Distributor, generally begins when an Authorized Participant enters into an irrevocable creation order with the Fund and delivers to the Fund the purchased portfolio of securities (“Deposit Instruments”) in exchange for a specified number of Creation Units.

Similarly, Shares are redeemed only in Creation Units. A redemption transaction generally begins when an Authorized Participant enters into an irrevocable redemption order with the Fund. The Fund then instructs the Custodian to deliver a designated portfolio of securities (“Redemption Instruments”) to the appropriate Authorized Participant. in exchange for the Creation Units being redeemed.

On any given Business Day, the name and quantities of the instruments that constitute Deposit Instruments and the names and quantities of the instruments that constitute Redemption Instruments will correspond pro rata to the positions in the Fund’s portfolio (including cash positions) used to calculate the Fund’s NAV for that day, and will be identical. These instruments are, in the case of either a purchase or a redemption, the Creation Basket.

The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the authorized participant agreement. In the event of a system failure or other interruption, including disruptions at market makers, Authorized Participants orders to purchase or redeem Creation Units either may not be executed according to the Fund’s instructions or may not be executed at all, or the Fund may not be able to place or change orders.

To the extent the Fund engages in in-kind transactions, the Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act.

Because new Shares may be created and issued on an ongoing basis, at any point during the life of the Fund a “distribution,” as such term is used in the Securities Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters subject to the prospectus delivery and liability provisions of the Securities Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case. Broker-dealers should also note that dealers who are not “underwriters,” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is available only with respect to transactions on a national securities exchange.

Costs associated with creations and redemptions. Authorized Participants are charged standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fees are set forth in the table below. The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is the same regardless of the number of Creation Units purchased by the Authorized Participant on the applicable Business Day. Similarly, the standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by the Authorized Participant on the applicable Business Day. Creations and redemptions for cash (when cash creations and redemptions (in whole or in part) are available or specified) are also subject to an additional charge (as shown in the table below). This charge is intended to compensate for brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to cash transactions. Investors who use the services of a broker or other financial intermediary to acquire or dispose of Fund Shares may pay fees for such services.

Transaction Fees

A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”) Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Adviser may waive or adjust Transaction Fees including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse the Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of the Fund.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Funds are listed in the table below.

Standard Creation Transaction Fee	Maximum Additional Charge*
$100	2.0%
*As a percentage of the NAV per Creation Unit
Standard Redemption Transaction Fee	Maximum Additional Charge*
$100	2.0%

*As a percentage of the NAV per Creation Unit

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services.

The Clearing Process

Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.” The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC participants that are also participants in the Continuous Net Settlement System of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Portfolio Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Fund Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. In-kind deposits of securities for orders outside the Clearing Process must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities).

Purchasing Creation Units

Portfolio Deposit

The consideration for a Creation Unit generally consists of the Deposit Securities and a Cash Component. Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit.” The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the Deposit Securities. Thus, the Cash Component is equal to the difference between (x) the NAV per Creation Unit of the Fund and (y) the market value of the Deposit Securities. If (x) is more than (y), the Authorized Participant will pay the Cash Component to the Fund. If (x) is less than (y), the Authorized Participant will receive the Cash Component from the Fund.

On each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Adviser or its agent through the Custodian makes available through NSCC the name and amount of each Deposit Security in the current Portfolio Deposit (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. The Deposit Securities announced are applicable to purchases of Creation Units until the next announcement of Deposit Securities.

Payment of any transfer tax or fee shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit.

Custom Orders and Cash-in-Lieu

The Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash-in-lieu”) to be added to the Cash Component to replace any Deposit Security. The Fund may permit or require cash-in-lieu when, for example, a Deposit Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash in lieu of Deposit Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities laws or policies from transacting in one or more Deposit Securities. The Fund complies with federal securities laws in accepting Deposit Securities including that the Deposit Securities are sold in transactions that would be exempt from registration under the Securities Act. All orders involving cash-in-lieu, as well as certain other types of orders, are considered to be “Custom Orders.” The Fund may enter into other types of Custom Orders.

Purchase Orders

To order a Creation Unit, an Authorized Participant must submit an irrevocable purchase order to the Distributor.

Timing of Submission of Purchase Orders

An Authorized Participant must submit an irrevocable purchase order no later than the earlier of (i) 4:00 p.m. Eastern Time or (ii) the closing time of the trading session on the Exchange, on any Business Day in order to receive that Business Day’s NAV (“Cut-off Time”). The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” An order to create Creation Units is deemed received on a Business Day if (i) such order is received by the Distributor by the

Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating custom orders and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the “Settlement Date,” which is generally the Business Day immediately following the Transmittal Date (“T+1”). The Fund reserves the right to settle Creation Unit transactions on a basis other than T+1, including a shorter settlement period, if necessary or appropriate under the circumstances and compliant with applicable law. For transactions shorter than T+1, the Fund will accept transactions between 8:00 a.m. to 9:30 a.m. Eastern time for settlement on that Business Day or between 4:00 p.m. and 5:00 p.m. Eastern day on the prior Business Day.

Orders Using the Clearing Process

If available, (portions of) orders may be settled through the Clearing Process. In connection with such orders, the Distributor transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Portfolio Deposit to the Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System.

Orders Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Portfolio Deposits will be made outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will be effected through DTC. The Portfolio Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of Deposit Securities (whether standard or custom) through DTC to the Fund account by 11:00 a.m., Eastern time, on T+1. The Cash Component, along with any cash-in-lieu and Transaction Fee, must be transferred directly to the Custodian through the Federal Reserve System in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive both the Deposit Securities and the cash by the appointed time, the order may be canceled. A canceled order may be resubmitted the following Business Day but must conform to that Business Day’s Portfolio Deposit. Authorized Participants that submit a canceled order will be liable to the Fund for any losses incurred by the Fund in connection therewith.

Acceptance of Purchase Order

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Fund. The Fund’s determination shall be final and binding.

The Fund reserves the right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor if (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund and if, pursuant to Section 351 of the Tax Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit; (c) the Deposit Securities delivered do not conform to the Deposit Securities for the applicable date; (d) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; or (e) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser and Trading Sub-Adviser make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy or computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, the Adviser, the Trading Sub-Adviser, the Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized Participant of its rejection of the order. The Fund, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits, and they shall not incur any liability for the failure to give any such notification.

Issuance of a Creation Unit

Once the Fund has accepted an order, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Except as provided below, a Creation Unit will not be issued until the Fund obtains good title to the Deposit Securities and the Cash Component, along with any cash-in-lieu and Transaction Fee. The delivery of Creation Units will generally occur no later than T+1 except with respect to certain foreign securities.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

Cash Purchase Method

When cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases. In the case of a cash purchase, the investor must pay the cash equivalent of the Portfolio Deposit. In addition, cash purchases will be subject to Transaction Fees, as described above.

Redeeming a Creation Unit

Redemption Basket

The consideration received in connection with the redemption of a Creation Unit generally consists of an in-kind basket of designated securities (“Redemption Securities”) and a Cash Component. Together, the Redemption Securities and the Cash Component constitute the “Redemption Basket.” There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the Redemption Securities. Thus, the Cash Component is equal to the difference between (x) the NAV per Creation Unit of the Fund and (y) the market value of the Redemption Securities. If (x) is more than (y), the Authorized Participant will receive the Cash Component from the Fund. If (x) is less than (y), the Authorized Participant will pay the Cash Component to the Fund.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Custom Redemptions and Cash-in-Lieu

The Fund may, in its sole discretion, permit or require the substitution of cash-in-lieu to be added to the Cash Component to replace any Redemption Security. The Fund may permit or require cash-in-lieu when, for example, a Redemption Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash-in-lieu of Redemption Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more Redemption Securities. The Fund complies with federal securities laws in satisfying redemptions with Redemption Securities, including that the Redemption Securities are sold in transactions that would be exempt from registration under the Securities Act. All redemption requests involving cash-in-lieu are considered to be “Custom Redemptions.”

Redemption Requests

To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption request to the Distributor.

An Authorized Participant submitting a redemption request is deemed to represent to the Fund that it or, if applicable, the investor on whose behalf it is acting, (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the Creation Unit to be redeemed and can receive the entire proceeds of the redemption, and (ii) all of the Shares that are in the Creation Unit to be redeemed have not been borrowed, loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement that would preclude the delivery of such Shares to the Fund. The Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of the requested representations, the redemption request will not be considered to be in proper form and may be rejected by the Fund.

Timing of Submission of Redemption Requests

An Authorized Participant must submit an irrevocable redemption order no later than the Cut-off Time. The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” A redemption request is deemed received if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating Custom Redemptions and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve System, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the Settlement Date, as defined above.

Requests Using the Clearing Process

If available, (portions of) redemption requests may be settled through the Clearing Process. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant, such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to the Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described above.

Requests Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Redemption Baskets will be delivered outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the redemption will be effected through DTC. The Authorized Participant must transfer or cause to be transferred the Creation Unit(s) of shares being redeemed through the book-entry system of DTC so as to be delivered through DTC to the Custodian by 10:00 a.m., Eastern Time, on received T+1. In addition, the Cash Component must be received by the Custodian by 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive the Creation Unit(s) and Cash Component by the appointed times on T+1, the redemption will be rejected, except in the circumstances described below. A rejected redemption request may be resubmitted the following Business Day.

Acceptance of Redemption Requests

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust. The Trust’s determination shall be final and binding.

Delivery of Redemption Basket

Once the Fund has accepted a redemption request, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash-in-lieu and Transaction Fee. A Creation Unit tendered for redemption and the payment of the Cash Component, any cash-in-lieu and Transaction Fee will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.

The Redemption Basket will generally be delivered to the redeeming Authorized Participant within T+1. Except under the circumstances described below, however, a Redemption Basket generally will not be issued until the Creation Unit(s) are delivered to the Fund, along with the Cash Component, any cash-in-lieu and Transaction Fee.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

Cash Redemption Method

When cash redemptions of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the Redemption Basket minus any Transaction Fees, as described above.

TAX STATUS

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. It should not be regarded as tax advice. Neither the Fund nor the Adviser are tax professionals and do not provide legal or tax advice. All shareholders should consult a qualified tax advisor regarding their investment in the Fund.

The initial capital raise from investors was made through in-kind contributions of securities from such investors in exchange for Shares.  In-kind contributions may qualify for nonrecognition treatment to the contributing parties under Section 351 of the Tax Code, assuming that the requirements of Section 351 are met, which would have corresponding consequences for the tax basis to the Fund in those contributed securities.

The Fund’s carryover tax basis in the contributed property could be less than current fair market value and the Fund could, upon a taxable sale of such property, recognize more capital gain or less capital loss than would have been the case if the Fund originally acquired such property by purchase or through the issuance of Creation Units.

If one or more of the in-kind contributions are to be determined later to fail to qualify for tax-deferred treatment under Section 351, then the Fund would not take a carryover tax basis in the applicable contributed property and would not benefit from a tacked holding period in those assets. This could cause the Fund to incorrectly calculate and report to shareholders the amount of gain or loss recognized and/or the character of gain or loss (e.g., as long-term or short-term) on the subsequent disposition of such assets. This also could result in the Fund’s failure to distribute all of its gains during an applicable year, which could result in the imposition of income tax on the Fund with respect to the undistributed gain and, in some circumstances, pose a risk that the Fund would lose its qualification as a RIC.

The failure of a contribution to satisfy the requirements of Section 351 would cause the contribution to be treated as a taxable event for the contributor at the time of contribution. If such failure is not discovered until a later time, this could also cause such contributor to incorrectly calculate, and report gain or loss on its disposition of its Fund shares.

Shortly following the Contribution and based on certain representations made by each contributor and the Fund, third-party legal counsel issued an opinion that the contributions qualify as a nonrecognition transaction under Section 351. The Fund and the Advisor expect that all of the contributed property will be consistent with the Fund’s investment objective. However, a contributor’s decision to participate should not depend on any expectation that the Fund will acquire, retain, or dispose of any particular security following launch, and none of the Fund, the Board, the Advisor, or the Trading Sub-Advisor makes any representation regarding the Fund’s future holdings.

The treatment of the Contribution as a nonrecognition transaction under Section 351 is not assured. No ruling from the U.S. Internal Revenue Service has been sought or will be sought as to the U.S. federal income tax consequences of the Contribution. The qualification of the Contribution as a nonrecognition transaction under Section 351 depends on current law and current interpretations of the law, both of which could change, and on how the applicable rules apply to the facts. If the intended treatment were not available or were successfully challenged, a contributor could be required to recognize gain with respect to the contributed property in the year of the Contribution, and additional tax reporting could be required. On July 21, 2026, senior U.S. Treasury officials indicated in public comments that they are reviewing certain specific transactions, including certain transactions involving a contribution of securities to an exchange-traded fund intended to qualify as a nonrecognition transaction under Section 351. Although the U.S. Treasury officials announced no changes in tax law, regulations, guidance, or enforcement, it is possible that such changes could be implemented in the future. The Fund believes that the

Contribution is distinguishable from the transactions discussed by such Treasury officials. However, it is possible that future changes in tax law, regulations, guidance, or enforcement could apply to the Contribution.

On September 28, 2026, the IRS and the Treasury Department issued two pronouncements addressing certain investment strategies, including those involving so-called “Section 351” transfers. Although the Notice described below covers many different strategies, this summary below focuses on those involving Section 351.

First, in Rev. Rul. 2026-20, the IRS applied step-transaction and substance-over-form rules to conclude that a transfer of appreciated securities to a newly formed ETF did not qualify for tax-free treatment under section 351. In the transaction, an investor transferred appreciated securities to an ETF. Following the transfer, and as part of the same plan, the ETF distributed some or all of those securities to another investor in the ETF (the “authorized participant”) in redemption of the authorized participant’s shares in a transaction intended to qualify as a tax-free redemption under section 852(b)(6). The IRS determined that the transaction is treated as the investor undertaking a taxable exchange under section 1001 with the authorized participant.

The Treasury Department and IRS also released Notice 2026-62, describing “novel investment fund strategies that purport to produce tax results that may be inconsistent with the purpose and proper application of the relevant federal tax rules.” One of the transactions described in Notice 2026-62 involved the purported application of sections 351 and 852(b)(6) in ways that, in the view of the IRS and Treasury, may produce results inconsistent with the purpose and proper application of those provisions.

The Fund received an opinion of counsel that, based upon representation letters, the Contribution and portfolio management after the launch of the Fund is materially different from the transaction described in Revenue Ruling 2026-20 and is not a “§ 351 Conversion transaction” described in section 2.02 of Notice 2026-62.

The Fund intends to qualify and has elected to be treated as a regulated investment company under Subchapter M of the Tax Code, and intends to continue to so qualify, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Fund should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Fund will be computed in accordance with Section 852 of the Tax Code.

Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Fund. Capital losses may now be carried forward indefinitely and retain the character of the original loss. Under pre-enacted laws, capital losses could be carried forward to offset any capital gains for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

The Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Tax Code and therefore should not be required to pay any federal income or excise taxes. Distributions of net investment income will be made semi-annually for the Fund. Distributions of net capital gain, if any, will be made annually no later than December 31 of each year. Both types of distributions will be in shares of the Fund unless a shareholder elects to receive cash.

To be treated as a regulated investment company under Subchapter M of the Tax Code, the Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If the Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund generally would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

The Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Tax Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund’s ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. Under ordinary circumstances, the Fund expects to time its distributions so as to avoid liability for this tax.

The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Tax Code.

Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income.

Distributions of net capital gain (“capital gain dividends”) generally are taxable to shareholders as long-term capital gain regardless of the length of time the shares of the Trust have been held by such shareholders.

Certain U.S. shareholders, including individuals and estates and trusts, are subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Fund and net gains from the disposition of Shares. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

Redemption of Shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in his or her Shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of Shares within six (6) months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of Shares may be disallowed to the extent Shares are purchased (including Shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional cash or Shares. Shareholders electing to receive distributions in the form of additional Shares will have a cost basis for federal income tax purposes in each Share so received equal to the NAV of a share on the reinvestment date.

All distributions of taxable net investment income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of Shares are also subject to these reporting requirements.

Under the Tax Code, the Fund is required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Tax Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the Fund is notified by the Internal Revenue Service or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Original Issue Discount and Pay-In-Kind Securities

Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income, which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund is required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

A Fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Shares.

A brief explanation of the form and character of the distribution will accompany each distribution. In January of each year, the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[NAME], [ADDRESS], serves as the Fund’s independent registered public accounting firm for the current fiscal year. The firm provides services including (i) audit of annual financial statements, and (ii) assistance and consultation in connection with SEC filings.

LEGAL COUNSEL

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, Ohio 43215, serves as the Trust’s legal counsel.

FINANCIAL STATEMENTS

The Fund has not yet commenced operations and, therefore, has not produced financial statements. Once produced, you can obtain a copy of the financial statements contained in the Fund’s Annual or Semi-Annual Form NCSR without charge by calling the Fund at 1-888-530-2448.

Appendix A

First Manhattan Co. LLC

Proxy Voting Policies and Procedures

Background

In Proxy Voting by Investment Advisers, Investment Advisers Act Release No. 2106 (January 31, 2003), the SEC noted that, “The federal securities laws do not specifically address how an adviser must exercise its proxy voting authority for its Clients. Under the Advisers Act, however, an adviser is a fiduciary that owes each of its Clients a duty of care and loyalty with respect to all services undertaken on the Client’s behalf, including proxy voting. The duty of care requires an adviser with proxy voting authority to monitor corporate events and to vote the proxies.”

Rule 206(4)-6 under the Advisers Act requires each registered investment adviser that exercises proxy voting authority with respect to Client securities to:

•        Adopt and implement written policies and procedures reasonably designed to ensure that the adviser votes Client securities in the Clients’ best interests. Such policies and procedures must address the manner in which the adviser will resolve material conflicts of interest that can arise during the proxy voting process;

•        Disclose to Clients how they may obtain information from the adviser about how the adviser voted with respect to their securities; and

•        Describe to Clients the adviser’s proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures.

Rule 206(4)-6 is supplemented by:

•        Investment Advisers Act Release No. 5325 (September 10, 2019) (“Release No. 5325”), which contains guidance regarding the proxy voting responsibilities of investment advisers under the Advisers Act. Among other subjects, Release No. 5325 addresses the oversight of proxy advisory firms by investment advisers; and

•        Investment Advisers Act Release No. 5547 (July 22, 2020), which contains supplementary guidance addressing: the risk of voting a proxy before an issuer files additional soliciting materials with the SEC; and associated Client disclosures in this regard.

Additionally, paragraph (c)(2) of Rule 204-2 imposes additional recordkeeping requirements on investment advisers that execute proxy voting authority.

The Advisers Act lacks specific guidance regarding an adviser’s duty to direct Clients’ or Investors participation in class actions. However, many investment advisers adopt policies and procedures regarding class actions.

Risks

In developing these policies and procedures, First Manhattan Co. LLC (“FM”) considered numerous hypothetical risks associated with the proxy voting process. Examples of such hypothetical risks include the following:

•	Proxies are not identified and processed in a timely manner;
•	Proxies are not voted in Clients’ best interests;
•	Conflicts of interest between FM and a Client are not identified or resolved appropriately;
•	Third-party proxy voting services do not vote proxies according to First Manhattan’s instructions and in Clients’ best interests;
•	FM does not conduct sufficient oversight of any proxy advisory firms whose services it uses;
•	FM votes a proxy before the issuer files additional soliciting materials with the SEC;
•	Proxy voting records, Client requests for proxy voting information, and First Manhattan’s responses to such requests, are not properly maintained;
•	FM lacks policies and procedures regarding Clients’ participation in class actions; and
•	FM fails to maintain documentation associated with Clients’ participation in class actions.

FM has established the following guidelines as an attempt to mitigate the aforementioned hypothetical risks.

Policies and Procedures

Proxies are assets of Clients that must be voted with diligence, care, and loyalty. FM will vote each proxy in accordance with its fiduciary duty to its Clients. FM generally votes proxies in a way that maximizes the value of Clients’ assets. However, FM Portfolio Manager Teams document and abide by any specific proxy voting instructions conveyed by their Clients with respect to their Clients’ securities. FM’s Proxy Voting Committee is responsible for the proxy voting process.

We have adopted and implemented policies and procedures that are reasonably designed to ensure that proxies are voted in the best interests of Clients, in accordance with First Manhattan’s fiduciary obligations and Rule 206(4)-6 under the Advisers Act, the proxy voting requirements of the Securities Act, and the Exchange Act. Under the terms of our standard investment advisory contract, we have the right to vote on all matters pertaining to the securities in a Client’s portfolio except as specifically provided otherwise. Our policies and procedures are designed to ensure that proxy voting decisions are made in the best interests of Clients. In fulfilling our proxy voting responsibilities, we recognize the individually tailored account nature of our investment advisory business, the multitude and variety of securities held for Clients and the responsibility for investment decisions vested in each Portfolio Manager, which where applicable, is exercised in conformity with recommendations from the First Manhattan Research Department, for each account under the firm’s supervision. Accordingly, each Portfolio Manager may determine that the specific circumstances of such accounts require that their proxies be voted differently from the manner in which proxies are voted with respect to their own accounts or other accounts under their supervision.

FM’s Proxy Voting Committee is responsible for and oversees our proxy voting process.

Members of our Operations Department deal directly with third parties to ensure that proxies and related materials are forwarded to Portfolio Managers. The designated staff also works with Portfolio Managers to cast votes, resolve issues with the Proxy Committee, and compile proxy voting reports. FM has retained ISS Governance Services to assist in the proxy research process.

First Manhattan believes that generally there are no material conflicts between Clients’ interests and our own insofar as proxy voting is concerned. In the event a material conflict arises, the Proxy Committee will determine how to provide disclosure of such conflict and, if appropriate, how to obtain Client consent to the proxy vote. It is our policy to resolve all conflicts of interest in the best interests of the Client. We have identified the following potential conflicts of interest: (i) where we manage any assets of a publicly traded company and also hold the securities of that company or an affiliated company in the account of a Client; (ii) where we have a Client relationship with an individual who is a (A) corporate director or a candidate for a corporate directorship of a public company or (B) senior executive of a public company, and the securities of that public company are held in the account of such Client; and

(iii) where our Personnel is a (A) senior executive or (B) director or a candidate for a corporate directorship of a public company the securities of which are held in the account of a Client which is managed by us. We maintain records to monitor for these items. In the event that any of the conflicts described above should arise, either the Proxy Committee will vote the applicable securities proxies pursuant to our proxy policies and procedures, or we will vote the applicable proxies consistent with the recommendations of ISS (or another third party providing similar services). In the event a Client provides his or her Portfolio Manager with proxy voting instructions on a particular vote, such instructions will supersede these procedures.

Clients are permitted to direct voting in a particular solicitation by contacting their Portfolio Manager in advance of the date of such vote. Clients may obtain records on how we voted their shares by contacting FM. Proxy voting policies and procedures are furnished to all new Clients and are also available on request by contacting First Manhattan Co. LLC, 399 Park Avenue, New York, NY 10022, 212-756- 3300, or by e-mailing at proxyvoting@firstmanhattan.com.

Proxy Voting Procedures

FM has engaged a third-party vendor, Broadridge, to vote its proxies. Broadridge will electronically notify FM when a new proxy notice is established. Currently, FM is set up to utilize a default vote for all proxy notices, which is to always vote with management. The default vote is cast immediately and can be revised manually up until the vote deadline date.

For every proxy notice, the first step is to review if that security is covered by an analyst in our Research Department. If the security is covered by an analyst, the proxy questions will be sent to the analyst for review. Analysts typically use ISS reports as a guide when making their recommendations. If they recommend to vote with management, no changes are needed. However, if they have recommendations outside of the default vote with management, a manual vote will be completed for all shares.

For securities that are not covered by an analyst, reporting is created to identify the number of shares held by each Portfolio Manager. Portfolio Managers then have the option to review reports based on a number of criteria, including the number of shares held, and advise the Client Services team how they would like to vote the shares held for Clients, in the best interest of such Clients. FM maintains all email correspondence with analysts and Portfolio Managers.

The Portfolio Manager of the FM Focus Equity ETF and the FM Compounders Equity ETF (collectively, the “ETFs”) will instruct the FM Operations Department with respect to voting the proxies for securities held by the ETFs.

PART C

OTHER INFORMATION

Item 28. Financial Statements and Exhibits

Each of the Exhibits incorporated by reference below are found in File Nos. 811-23066, 333-204808.

(a)	Articles of Incorporation
(a)(1)	Amended Agreement and Declaration of Trust was previously filed as an exhibit to the Registrant’s Registration Statement on March 24, 2020 with Post-Effective Amendment No. 163 and is incorporated by reference.
(a)(2)	Certificate of Trust was previously filed as an exhibit to the Registrant’s Registration Statement on June 8, 2015 and is incorporated by reference.
(b)	Revised By-Laws were previously filed as an exhibit to the Registrant’s Registration Statement on December 7, 2021 with Post-Effective Amendment No. 236 and is incorporated by reference.
(c)	Instruments Defining Rights of Security Holder. None other than in the Declaration of Trust and By-Laws of the Registrant.
(d)	Investment Advisory Contracts
(d)(1)	Management Agreement between Main Management Fund Advisors, LLC and the Registrant, with respect to the Main BuyWrite ETF was previously filed as an exhibit to the Registrant’s Registration Statement on August 15, 2022 in Post-Effective Amendment No. 272 and is incorporated by reference.
(d)(1)(a)	Amended Appendix A to the Management Agreement between Main Management Fund Advisors, LLC and the Registrant, with respect to the Main BuyWrite ETF was previously filed as an exhibit to the Registrant’s Registration Statement on February 25, 2025 in Post-Effective Amendment No. 367 and is incorporated by reference.
(d)(2)	Management Agreement between Moerus Capital Management LLC and the Registrant, with respect to the Moerus Worldwide Fund was previously filed as an exhibit to the Registrant’s Registration Statement on May 20, 2016 with Post-Effective Amendment No. 10 and is incorporated by reference.
(d)(3)	Management Agreement between LGM Capital Management, LLC and the Registrant, with respect to the LGM Risk Managed Total Return Fund was previously filed as an exhibit to the Registrant’s Registration Statement on October 9, 2020 with Post-Effective Amendment No. 195 and is incorporated by reference.
(d)(4)	Management Agreement between Anchor Capital Management Group, Inc. and the Registrant, with respect to the Anchor Risk Managed Equity Strategies Fund was previously filed as an exhibit to the Registrant’s Registration Statement on August 31, 2016 with Post-Effective Amendment No. 16 and is incorporated by reference.
(d)(5)	Management Agreement between FormulaFolio Investments, LLC and the Registrant was previously filed as an exhibit to the Registrant’s Registration Statement on May 13, 2021 with Post-Effective Amendment No. 220 and is incorporated by reference.
(d)(5)(a)	Amended Appendix A to Management Agreement between Brookstone Asset Management LLC (f/k/a FormulaFolio Investments, LLC) and the Registrant with Respect to the Brookstone Dividend Stock ETF, Brookstone Growth Stock ETF, Brookstone Value Stock ETF, Brookstone Intermediate Bond ETF, Brookstone Ultra-Short Bond ETF, Brookstone Active ETF, Brookstone Opportunities ETF and Brookstone Yield ETF was previously filed as an exhibit to the Registrant’s Registration Statement on September 19, 2023 with Post-Effective Amendment No. 330 and is incorporated by reference.

(d)(6)	Management Agreement between Inspire Investing, LLC and the Registrant was previously filed as an exhibit to the Registrant’s Registration Statement on February 10, 2017 with Post-Effective Amendment No. 44 and is incorporated by reference.
(d)(6)(a)	Amended Appendix A to Management Agreement between Inspire Investing, LLC and the Registrant with respect to the Inspire Fidelis Multi Factor ETF was previously filed as an exhibit to the Registrant’s Registration Statements on August 18, 2022 with Post-Effective Amendment No. 273 and is incorporated by reference.
(d)(6)(b)	Management Agreement between Inspire Investing, LLC and the Registrant with respect to the Inspire 500 ETF was previously filed as an exhibit to the Registrant’s Registration Statement on March 12, 2024 with Post-Effective Amendment No. 351 and is incorporated by reference.
(d)(6)(c)	Management Agreement between Inspire Investing, LLC and the Registrant with respect to the Inspire Short Term Bond ETF to be filed by subsequent amendment.
(d)(7)	Management Agreement between Main Management ETF Advisors, LLC and the Registrant, with respect to the Main Sector Rotation ETF was previously filed as an exhibit to the Registrant’s Registration Statement on July 7, 2017 with Post-Effective Amendment No. 66 and is incorporated by reference.
(d)(7)(a)	Amended Appendix A to Management Agreement between Main Management ETF Advisors, LLC and the Registrant with respect to Main Active Rotation ETF was previously filed as an exhibit to the Registrant’s Registration Statement on August 4, 2026 with Post-Effective Amendment No. 395 and is incorporated by reference.
(d)(8)	Investment Advisory Agreement between USA Mutuals Advisors, Inc. and the Registrant, with respect to the USA Mutuals Vice Fund and USA Mutuals All Seasons Fund was previously filed as an exhibit to the Registrant’s Registration Statement on July 23, 2025 with Post-Effective Amendment No. 373 and is incorporated by reference.
(d)(9)	Management Agreement between Kingsview Wealth Management LLC and the Registrant, with respect to the Monarch Ambassador Income Index ETF, Monarch Blue Chips Elite Index ETF and Monarch ProCap Index ETF was previously filed as an exhibit to the Registrant’s Registraton Statement on March 12, 2021 with Post-Effective Amendment No. 212 and is incorporated by reference.
(d)(9)(a)	Amended Appendix A to the Management Agreement between Kingsview Wealth Management LLC and the Registrant, with respect to the Monarch Dividend Plus Index ETF, Monarch Select Subsector Index ETF, Monarch Volume Factor Dividend Tree Index ETF and Monarch Volume Factor Global Unconstrained Index ETF was previously filed as an exhibit to the Registrant’s Registration Statement on February 9, 2024 with Post-Effective Amendment No. 348 and is incorporated by reference.
(d)(10)	Sub-Advisory Agreement between Kingsview Wealth Management LLC and Penserra Capital Management LLC with respect to the Monarch Ambassador Income Index ETF, Monarch Blue Chips Elite Index ETF and Monarch ProCap Index ETF was previously filed as an exhibit to the Registrant’s Registraton Statement on March 12, 2021 with Post-Effective Amendment No. 212 and is incorporated by reference.
(d)(10)(a)	Amended Schedule A and Schedule B to the Sub-Advisory Agreement between Kingsview Wealth Management LLC and Penserra Capital Management LLC with respect to Monarch Dividend Plus Index ETF, Monarch Select Subsector Index ETF, Monarch Volume Factor Dividend Tree Index ETF and Monarch Volume Factor Global Unconstrained Index ETF was previously filed as an exhibit to the Registrant’s Registration Statement on February 9, 2024 with Post-Effective Amendment No. 348 and is incorporated by reference.

(d)(11)	Management Agreement between First Manhattan Co. and the Registrant with respect to FM Focus Equity ETF was previously filed as an exhibit to the Registrant’s Registration Statement on April 25, 2022 with Post-Effective Amendment No. 257 and is incorporated by reference.
(d)(11)(a)	Amended Schedule A to the Management Agreement between First Manhattan Co. and the Registrant with respect to FM Compounders Equity ETF was previously filed as an exhibit to the Registrant’s Registration Statement on October 22, 2024 with Post-Effective Amendment No. 364 and is incorporated by reference.
(d) (11) (b)	Amended Schedule A to the Management Agreement between First Manhattan Co. and the Registrant with respect to FM Opportunistic Equity ETF to be filed by subsequent amendment.
(d)(12)	Sub-Advisory Agreement between First Manhattan Co. and Vident Advisory, LLC dba Vident Asset Management with respect to FM Focus Equity ETF was previously filed as an exhibit to the Registrant’s Registration Statement on September 26, 2023 with Post-Effective Amendment No. 331 and is incorporated by reference.
(d)(12)(a)	Amended Schedule A to the Sub-Advisory Agreement between First Manhattan Co. and Vident Advisory, LLC dba Vident Asset Management with respect to FM Compounders Equity ETF was previously filed as an exhibit to the Registrant’s Registration Statement on October 22, 2024 with Post-Effective Amendment No. 364 and is incorporated by reference.
(d)(12)(b)	Amended Schedule A to the Sub-Advisory Agreement between First Manhattan Co. and Vident Advisory, LLC dba Vident Asset Management with respect to FM Opportunistic Equity ETF to be filed by subsequent amendment.
(d)(13)	Management Agreement between Tuttle Capital Management, LLC and the Registrant with respect to the National Security Emerging Markets Index ETF was previously filed as an exhibit to the Registration Statement on September 18, 2023 with Post-Effective No. 329 and is incorporated by reference.
(d)(14)	Management Agreement between Fulcrum Asset Management LLP and the Registrant with respect to the Fulcrum Diversified Absolute Return Fund was filed previously as an exhibit to the Registration Statement on March 10, 2023 with Post-Effective No. 299 and is incorporated by reference.
(e)	Underwriting Contracts
(e)(1)	Underwriting Agreement with Northern Lights Distributors, LLC, was previously filed as an exhibit to the Registrant’s Registration Statement on July 23, 2025 with Post-Effective Amendment No. 373 and is incorporated by reference.
(e)(2)	Underwriting Agreement with Foreside Fund Services, LLC was previously filed as an exhibit to the Registrant’s Registration Statement on May 20, 2016 with Post-Effective Amendment No. 10 and is incorporated by reference.
(e)(2)(a)	Underwriting Agreement with Foreside Fund Services, LLC was previously filed as an exhibit to the Registrant’s Registration Statement on March 26, 2018 with Post-Effective Amendment No. 95 and is incorporated by reference.
(e)(2)(b)	Underwriting Agreement with Foreside Fund Services, LLC was previously filed as an exhibit to the Registrant’s Registration Statement on December 21, 2021 with Post-Effective Amendment No. 239 and is incorporated by reference.
(e)(3)	ETF Underwriting Agreement with Northern Lights Distributors, LLC, was previously filed as an exhibit to the Registrant’s Registration Statement on July 23, 2025 with Post-Effective Amendment No. 373 and is incorporated by reference.

(e)(4)	First Amendment to the ETF Distribution/Underwriting Agreement with Foreside Financial Services, LLC with respect to Inspire Global Hope ETF, Inspire Small/Mid Cap ETF, Inspire Corporate Bond ETF, Inspire 100 ETF, Inspire International ETF Inspire Capital Appreciation ETF and Inspire Growth ETF was previously filed as an exhibit to the Registrant’s Registration Statement on November 24, 2020 with Post-Effective Amendment No. 196 and is incorporated by reference.
(e)(5)	ETF Distribution/Underwriting Agreement with Foreside Financial Services, LLC was previously filed as an exhibit to the Registrant’s Registration Statement on December 21, 2021 with Post-Effective Amendment No. 239 and is incorporated by reference.
(e)(5)(a)	Amendment to the ETF Distribution/Underwriting Agreement with Foreside Financial Services, LLC was previously filed as an exhibit to the Registrant’s Registration Statement on March 12, 2024 with Post-Effective Amendment No. 351 and is incorporated by reference.
(f)	Bonus or Profit Sharing Contracts – None
(g)	Custodial Agreement
(g)(1)	Custody Agreement with MUFG Union Bank, N.A. was previously filed as an exhibit to the Registrant’s Registration Statement on August 14, 2015 with Post-Effective Amendment No. 1 and is incorporated by reference.
(g)(1)(a)	Assignment of Custody Agreement Novation to Custody Agreement among the Trust, MUFG Union Bank, N.A. and U.S. Bank, N.A. was previously filed as an exhibit to the Registrant’s Registration Statement on December 7, 2021 with Post-Effective Amendment No. 236 and is incorporated by reference.
(g)(2)	Custody Agreement with The Huntington National Bank was previously filed as an exhibit to the Registrant’s Registration Statement on December 21, 2015 with Post-Effective Amendment No. 4 and is incorporated by reference.
(g)(2)(a)	The Huntington National Bank’s Consent to Assignment to Successor Custodian, Argent Institutional Trust Company was previously filed as an exhibit to the Registrant’s Registration Statement on February 24, 2026 with Post-Effective Amendment No. 380 and is incorporated by reference.
(g)(3)	Custody Agreement with The Bank of New York Mellon was previously filed as an exhibit to the Registrant’s Registration Statement on October 9, 2020 with Post-Effective Amendment No. 195 and is incorporated by reference.
(g)(4)	Custody Agreement with Fifth Third Bank was previously filed as an exhibit to the Registrant’s Registration Statement on October 11, 2017 with Post-Effective Amendment No. 73 and is incorporated by reference.
(g)(5)	Custody Agreement with U.S. Bank National Association was previously filed as an exhibit to the Registrant’s Registration Statement on February 1, 2021 with Post-Effective Amendment No. 209 and is incorporated by reference
(g)(6)	Custodian Agreement with Brown Brothers Harriman & Co., was previously filed as an exhibit to the Registrant’s Registration Statement on December 7, 2021 with Post-Effective Amendment No. 236 and is incorporated by reference.
(g)(7)	Custody Agreement between State Street Bank and Trust Company and the Registrant was previously filed as am exhibit to the Registrant’s Registration Statement on June 24, 2024 with Post-Effective Amendment No. 356 and is incorporated by reference.
(g)(8)	Amended Appendix A to the Custody Agreement between State Street Bank and Trust Company and the Registrant was previously filed as an exhibit to the Registrant’s Registration Statement on February 25, 2025 in Post-Effective Amendment No. 367 and is incorporated by reference.
(g)(8)(a)	Amended Appendix A to the Custody Agreement between State Street Bank and Trust Company and the Registrant to be filed by subsequent amendment.
(h)	Other Material Contracts
(h)(1)	Fund Services Agreement between Ultimus Fund Solutions LLC, was previously filed as an exhibit to the Registrant’s Registration Statement on December 7, 2021 with Post-Effective Amendment No. 236 and is incorporated by reference.

(h)(2)	Amended and Restated Operating Expenses Limitation and Security Agreement between Main Management Fund Advisors, LLC and the Registrant, with respect to the Main BuyWrite ETF, was previously filed as an exhibit to the Registrant’s Registration Statement on February 24, 2026 with Post-Effective Amendment No. 380 and is incorporated by reference.
(h)(3)	ETF Fund Services Agreement between Ultimus Fund Solutions LLC, was previously filed as an exhibit to the Registrant’s Registration Statement on December 7, 2021 with Post-Effective Amendment No. 236 and is incorporated by reference.
(h)(4)	Expense Limitation Agreement between Brookstone Asset Management LLC (f/k/a FormulaFolio Investments, LLC) and the Registrant with respect to the Brookstone Dividend Stock ETF, Brookstone Growth Stock ETF, Brookstone Value Stock ETF, Brookstone Intermediate Bond ETF, Brookstone Ultra-Short Bond ETF, Brookstone Active ETF, Brookstone Opportunities ETF and Brookstone Yield ETF was previously filed as an exhibit to the Registrant’s Registration Statement on September 19, 2023 with Post-Effective Amendment No. 330 and is incorporated by reference.
(h)(5)	Expense Limitation Agreement between Anchor Capital Management Group, Inc. and the Registrant, with respect to the Anchor Risk Managed Income Strategies Fund and Anchor Risk Managed Equity Strategies Fund was previously filed as an exhibit to the Registrant’s Registration Statement on September 4, 2020 with Post-Effective Amendment No. 184 and is incorporated by reference.
(h)(6)	Expense Limitation Agreement between USA Mutuals Advisors, Inc. and the Registrant, with respect to the USA Mutuals All Seasons Fund, was previously filed as an exhibit to the Registrant’s Registration Statement on July 23, 2026 with Post-Effective Amendment No. 394 and is incorporated by reference.
(h)(7)	Amended and Restated Expense Limitation Agreement between Moerus Capital Management LLC and the Registrant, with respect to the Moerus Worldwide Fund was previously file as an exhibit too the Registrant’s Registration Statement on March 22, 2024 with Post-Effective Amendment No. 352 and is incorporated by reference.
(h)(8)	Amended and Restated Expense Limitation Agreement between Inspire Investing, LLC and the Registrant, with respect to Inspire 100 ETF and Inspire Growth ETF was previously filed as an exhibit to the Registrant’s Registration Statement on August 18, 2022 with Post-Effective Amendment No. 273 and is incorporated by reference.
(h)(9)	Amended and Restated Operating Expenses Limitation and Security Agreement between Main Management ETF Advisors, LLC and the Registrant, with respect to Main Sector Rotation ETF, Main Thematic Innovation ETF and Main International ETF was previously filed as an exhibit to the Registrant’s Registration Statement on October 26, 2026 with Post-Effective Amendment No.398 and is incorporated by reference.
(h)(10)	Operating Expenses Limitation and Security Agreement between Fulcrum Asset Management LLP and the Registrant, with respect to the Fulcrum Diversified Absolute Return Fund, was previously filed as an exhibit to the Registrant’s Registration Statement on October 23, 2025 with Post-Effective Amendment No. 377 and is incorporated by reference.
(h)(11)	Operating Expenses Limitation and Security Agreement between Kingsview Wealth Management, LLC and the Registrant, with respect to Monarch Ambassador Income Index ETF, Monarch Blue Chips Elite Index ETF, Monarch ProCap Index ETF, Monarch Dividend Plus Index ETF, Monarch Select Subsector Index ETF, Monarch Volume Factor Dividend Tree Index ETF and Monarch Volume Factor Global Unconstrained Index ETF was previously filed as an exhibit to the Registrant’s Registration Statement on June 25, 2025 with Post Effective Amendment No. 371 and is incorporated by reference.

(h)(12)	Fund of Funds Investment Agreements between Krane Shares Trust and the Registrant was previously filed as an exhibit to the Registrant’s Registration Statement on June 27, 2022 with Post-Effective Amendment No. 262 and is incorporated by reference.
(h)(13)	Fund of Funds Investment Agreement, as amended, between Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Exchange-Traded Self-Indexed Fund Trust and the Registrant was previously filed as an exhibit to the Registrant’s Registration Statement on June 27, 2022 with Post-Effective No. 262 and is incorporated by reference.
(h)(13)(a)	Amendment to Fund of Funds Investment Agreement, as amended, between Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Exchange-Traded Self-Indexed Fund Trust and the Registrant was previously filed as an exhibit to the Registrant’s Registration Statement on February 25, 2025 in Post-Effective Amendment No. 367 and is incorporated by reference.
(h)(14)	Index Licensing Agreement between Inspire Investing, LLC and Wallick Investments, LLC with respect to Inspire Fidelis Multi Factor ETF was previously filed as an exhibit to the Registrant’s Registration Statement on August 18, 2022 with Post-Effective Amendment No. 273 and is incorporated by reference.
(h)(15)	Index Sub-Licensing Agreement between Inspire Investing LLC and the Trust with respect to Inspire Fidelis Multi-Factor ETF was previously filed as an exhibit to the Registrant’s Registration Statement on September 22, 2022 with Post-Effective No. 275 and is incorporated by reference.
(h)(16)	Transfer Agency Agreement between State Street Bank and Trust Company and the Registrant was previously filed as an exhibit to the Registrant’s Registration Statement on June 24, 2024 with Post-Effective No. 356 and is incorporated by reference.
(h)(17)	Amended Schedule A to the Transfer Agency Agreement between State Street Bank and Trust Company and the Registrant was previously filed as an exhibit to the Registrant’s Registration Statement on February 25, 2025 in Post-Effective Amendment No. 367 and is incorporated by reference.
(h)(17)(a)	Amended Schedule A to the Transfer Agency Agreement between State Street Bank and Trust Company and the Registrant to be filed by subsequent amendment.
(h)(18)	Shareholder Servicing Plan for Advisor Class shares and Institutional Class shares between Fulcrum Asset Management LLP and the Trust with respect to the Fulcrum Diversified Absolute Return Fund was previously filed as an exhibit to the Registrant’s Registration Statement on October 27, 2023 with Post-Effective No. 336 and is incorporated by reference.
(h)(19)	AP Representative Confidentiality & Undertakings Agreement between Cantor Fitzgerald & Co. and the Registrant with respect to FM Compounders Equity ETF was previously filed as an exhibit to the Registrant’s Registration Statement on October 22, 2024 with Post-Effective Amendment No. 364 and is incorporated by reference.
(h)(19)(a)	Amendment to the AP Representative Confidentiality & Undertakings Agreement between Cantor Fitzgerald & Co. and the Registrant with respect to FM Compounders Equity ETF was previously filed as an exhibit to the Registrant’s Registration Statement on December 19, 2024 with Post-Effective Amendment No. 366 and is incorporated by reference.

(h)(20)	Fund of Funds Investment Agreement between VanEck ETF Trust and the Registrant was previously filed as an exhibit to the Registrant’s Registration Statement on February 25, 2025 in Post-Effective Amendment No. 367 and is incorporated by reference.
(h)(21)	Assignment and Assumption Agreement between Brown Brothers Harriman & Co., Mitsubishi UFJ Trust and Banking Corporation, and the Registrant was previously filed as an exhibit to the Registrant’s Registration Statement on September 25, 2025 in Post-Effective Amendment No. 375 and is incorporated by reference.
(h) (22)	Fund of Funds Investment Agreement between DBX ETF Trust and the Registrant was previously filed as an exhibit to the Registrant’s Registration Statement on June 2, 2026 with Post-Effective Amendment No. 391 and is incorporated by reference.
(h) (23)	Fund of Funds Investment Agreement between BlackRock Trusts and the Registrant was previously filed as an exhibit to the Registrant’s Registration Statement on June 2, 2026 with Post-Effective Amendment No. 391 and is incorporated by reference.
(h) (24)	Fund of Funds Investment Agreement between SPDR Trusts and the Registrant was previously filed as an exhibit to the Registrant’s Registration Statement on June 2, 2026 with Post-Effective Amendment No. 391 and is incorporated by reference.
(h) (25)	Fund of Funds Investment Agreement between BNY Mellon and the Registrant was previously filed as an exhibit to the Registrant’s Registration Statement on August 4, 2026 with Post-Effective Amendment No. 395 and is incorporated by reference.
(h) (26)	Fund of Funds Investment Agreement between Franklin Templeton and the Registrant was previously filed as an exhibit to the Registrant’s Registration Statement on August 4, 2026 with Post-Effective Amendment No. 395 and is incorporated by reference.
(h)(27)	Fund of Funds Investment Agreement between ProShares Trust and the Registrant was previously filed as an exhibit to the Registrant’s Registration Statement on August 4, 2026 with Post-Effective Amendment No. 395 and is incorporated by reference.
(h) (28)	Fund of Funds Investment Agreement between Defiance ETFs, LLC and the Registrant was previously filed as an exhibit to the Registrant’s Registration Statement on August 4, 2026 with Post-Effective Amendment No. 395 and is incorporated by reference.
(h) (29)	Fund of Funds Investment Agreement between Renaissance Capital and the Registrant was previously filed as an exhibit to the Registrant’s Registration Statement on August 4, 2026 with Post-Effective Amendment No. 395 and is incorporated by reference.
(i)	Legal Opinion of Thompson Hine LLP to be filed by subsequent amendment.
(j)	Other Opinions
(j)(1)	Consent of Cohen & Company, Ltd. to be filed by subsequent amendment.
(k)	Omitted Financial Statements - None
(l)	Initial Capital Agreements - None
(m)	Rule 12b-1 Plans
(m)(1)	Plan of Distribution Pursuant to Rule 12b-1 for Class A shares was previously filed as an exhibit to the Registrant’s Registraton Statement on March 24, 2021 with Post-Effective Amendment No. 213 and is incorporated by reference.
(m)(2)	Plan of Distribution Pursuant to Rule 12b-1 for Class C Shares was previously filed as an exhibit to the Registrant’s Registraton Statement on March 24, 2021 with Post-Effective Amendment No. 213 and is incorporated by reference.
(m)(3)	Plan of Distribution Pursuant to Rule 12b-1 for Institutional Class Shares was previously filed as an exhibit to the Registrant’s Registration Statement on January 2, 2019 with Post-Effective Amendment No. 124 and is incorporated by reference.
(m)(4)	Plan of Distribution Pursuant to Rule 12b-1 for Class N Shares was previously filed as an exhibit to the Registrant’s Registration Statement on May 20, 2016 with Post-Effective Amendment No. 10 and is incorporated by reference.

(m)(5)	Plan of Distribution Pursuant to Rule 12b-1 for Investor Class Shares was previously filed as an exhibit to the Registrant’s Registraton Statement on March 24, 2021 with Post-Effective Amendment No. 213 and is incorporated by reference.
(m)(6)	Plan of Distribution Pursuant to Rule 12b-1 for Non-Designated Shares was previously filed as an exhibit to the Registrant’s Registration Statement on August 31, 2016 with Post-Effective Amendment No. 16 and is incorporated by reference.
(m)(7)	Plan of Distribution Pursuant to Rule 12b-1 for Advisor Class Shares was previously filed as an exhibit to the Registrant’s Registration Statement on March 10, 2023 with Post-Effective Amendment No. 299 and is incorporated by reference.
(m)(8)	ETF Distribution Plan Pursuant to Rule 12b-1 was previously filed as an exhibit to the Registrant’s Registration Statement on March 12, 2024 with Post-Effective Amendment No. 351 and is incorporated by reference.
(m)(8)(a)	Amended Schedule A to the ETF Distribution Plan Pursuant to 12b-1 was previously filed as an exhibit to the Registrant’s Registration Statement on August 4, 2026 with Post-Effective Amendment No. 395 and is incorporated by reference.
(m)(8)(b)	Amended Schedule A to the ETF Distribution Plan Pursuant to 12b-1 to be filed by subsequent amendment.
(n)	Rule 18f-3 Plan
(n)(1)	Rule 18f-3 Plan was previously filed as an exhibit to the Registrant’s Registration Statement on December 21, 2015 with Post-Effective Amendment No. 3 and is incorporated by reference.
(n)(1)(a)	Amended Appendix A to Rule 18f-3 Plan to include Institutional Class Shares, Investor Class Shares, Class A Shares, and Class C Shares for USA Mutuals Vice Fund and to include Institutional Class Shares and Class Z Shares for USA Mutuals All Seasons Fund was previously filed as an exhibit to the Registrant’s Registration Statement on January 21, 2021 with Post-Effective Amendment No. 208 and is incorporated by reference.
(n)(1)(b)	Amended Appendix A to Rule 18f-3 Plan to include Advisor Class Shares, Institutional Class Shares and Super Institutional Class Shares for Fulcrum Diversified Absolute Return Fund was previously filed as an exhibit to the Registrant’s Registration Statement on March 10, 2023 with Post-Effective Amendment No. 299 and is incorporated by reference.
(o)	Reserved
(p)	Code of Ethics
(p)(1)	Code of Ethics for the Trust was previously filed as an exhibit to the Registrant’s Registration Statement on August 14, 2015 with Post-Effective Amendment No. 1 and is incorporated by reference.
(p)(2)	Code of Ethics for Anchor Capital Management Group, Inc. was previously filed as an exhibit to the Registrant’s Registration Statement on April 29, 2020 with Post-Effective Amendment No. 171 and is incorporated by reference.
(p)(3)	Code of Ethics for Ultimus Group, LLC was previously filed as an exhibit to the Registrant’s Registration Statement on November 29, 2019 with Post-Effective Amendment No. 158 and is incorporated by reference.
(p)(4)	Code of Ethics for Main Management Fund Advisors, LLC and Main Management ETF Advisors, LLC was previously filed as an exhibit to the Registrant’s Registration Statement on September 23, 2020 with Post-Effective Amendment No. 189 and is incorporated by reference.
(p)(5)	Code of Ethics for LGM Capital Management, LLC was previously filed as an exhibit to the Registrant’s Registration Statement on April 21, 2020 with Post-Effective Amendment No. 169 and is incorporated by reference.

(p)(6)	Code of Ethics for Brookstone Asset Management LLC (f/k/a FormulaFolio Investments, LLC) was previously filed as an exhibit to the Registrant’s Registration Statement on September 24, 2020 with Post-Effective Amendment No. 190 and is incorporated by reference.
(p)(7)	Code of Ethics for Inspire Investing, LLC was previously filed as an exhibit to the Registrant’s Registration Statement on April 21, 2020 with Post-Effective Amendment No. 169 and is incorporated by reference.
(p)(8)	Code of Ethics for USA Mutuals Advisors, Inc. was previously filed as an exhibit to the Registrant’s Registration Statement on January 21, 2021 with Post-Effective Amendment No. 208 and is incorporated by reference.
(p)(9)	Code of Ethics for Kingsview Wealth Management LLC was previously filed as an exhibit to the Registrant’s Registration Statement on June 25, 2025 with Post Effective Amendment No. 371 and is incorporated by reference.
(p)(10)	Code of Ethics of Penserra Capital Management LLC was previously filed as an exhibit to the Registrant’s Registraton Statement on March 12, 2021 with Post-Effective Amendment No. 212 and is incorporated by reference.
(p)(11)	Code of Ethics of First Manhattan Co. was previously filed as an exhibit to the Registrant’s Registration Statement on April 25, 2022 with Post-Effective Amendment No. 257 and is incorporated by reference.
(p)(12)	Code of Ethics of Vident Advisory, LLC dba Vident Asset Management was previously filed as an exhibit to the Registrant’s Registration Statement on September 26, 2025 with Post-Effective Amendment No. 376 and is incorporated by reference.
(p)(13)	Code of Ethics of Moerus Capital Management LLC was previously filed as an exhibit to the Registrant’s Registration Statement on June 25, 2025 with Post Effective Amendment No. 371 and is incorporated by reference.
(p)(14)	Code of Ethics of Tuttle Capital Management, LLC was previously filed as an exhibit to the Registrant’s Registration Statement on September 26, 2025 with Post-Effective Amendment No. 376 and is incorporated by reference.
(p)(15)	Code of Ethics of Fulcrum Asset Management LLP was previously filed as an exhibit to the Registrants Registration Statement on March 10, 2023 with Post-Effective Amendment No. 299 and is incorporated by reference.
(q)	Power of Attorney for the Trust, and a certificate with respect thereto, and each trustee and executive officer was previously filed as an exhibit to the Registrant’s Registration Statement on October 27, 2023 with Post-Effective Amendment No. 335 and is incorporated by reference.

Item 29. Control Persons – None

Item 30. Indemnification

Generally, certain of the agreements with the Trust, or related to the Trust, provide indemnification of the Trust’s Trustees, officers, the underwriter, and certain Trust affiliates. Insurance carried by the Trust provides indemnification of the Trustees and officers. The details of these sources of indemnification and insurance follow.

Article VIII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act of 2002, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The

Trust, out of the Trust Property, is required to indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing contained in the Agreement and Declaration of Trust indemnifies, holds harmless or protects any officer or Trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Article VIII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Delaware law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Pursuant to the Underwriting Agreement between the Trust and Northern Lights Distributors, LLC (“NLD”), the Trust agrees to indemnify, defend and hold NLD, its several officers and managers, and any person who controls NLD within the meaning of Section 15 of the Securities Act free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which NLD, its officers and managers, or any such controlling persons, may incur under the Securities Act, the 1940 Act, or common law or otherwise, arising out of or based upon: (i) any untrue statement, or alleged untrue statement, of a material fact required to be stated in either any Registration Statement or any Prospectus, (ii) any omission, or alleged omission, to state a material fact required to be stated in any Registration Statement or any Prospectus or necessary to make the statements in any of them not misleading, (iii) the Trust’s failure to maintain an effective Registration statement and Prospectus with respect to Shares of the Funds that are the subject of the claim or demand, (iv) the Trust’s failure to provide NLD with advertising or sales materials to be filed with the FINRA on a timely basis, (v) the Trust’s failure to properly register Fund Shares under applicable state laws, or (vi) actions taken by NLD resulting from NLD’s reliance on instructions received from an officer, agent or legal counsel of the Trust.

Pursuant to the Underwriting Agreement, NLD agrees to indemnify, defend and hold the Trust, its several officers and Board members, and any person who controls the Trust within the meaning of Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which the Trust, its officers or Board members, or any such controlling person, may incur under the Securities Act, the 1940 Act, or under common law or otherwise, but only to the extent that such liability or expense incurred by the Trust , its officers or Board members, or such controlling person results from such claims or demands: (i) arising out of or based upon any sales literature, advertisements, information, statements or representations made by NLD and unauthorized by the Trust or any Disqualifying Conduct in connection with the offering and sale of any Shares, or (ii) arising out of or based upon any untrue, or alleged untrue, statement of a material fact contained in information furnished in writing by NLD to the Fund specifically for use in the Trust’s Registration Statement and used in the answers to any of the items of the Registration Statement or in the corresponding statements made in the Prospectus, or shall arise out of or be based upon any omission, or alleged omission, to state a material fact in connection with such information furnished in writing by NLD to the Trust and required to be stated in such answers or necessary to make such information not misleading.

Pursuant to the Fund Services Agreement and the ETF Fund Services Agreement (the “Fund Services Agreements”), each between the Trust and Ultimus Fund Solutions, LLC (“UFS”), the Trust agrees to indemnify and hold UFS harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising out of or attributable to the Trust’s refusal or failure to comply with the terms of each Fund Services Agreement, or which arise out of the Trust’s lack of good faith, gross negligence or willful misconduct with respect to the Trust’s performance under or in connection with each Fund Services Agreement.

Pursuant to the Fund Services agreements, UFS shall indemnify and hold the Trust and each applicable Fund harmless from and against any and all losses, damages, costs, charges, reasonable attorney or consultant fees, payments, expenses and liability arising out of or attributable to UFS’s refusal or failure to comply with the terms of each Fund Services Agreement, breach of any representation or warranty made by UFS contained in each Fund Services Agreement or which arise out of UFS’s lack of good faith, gross negligence, willful misconduct or reckless disregard of its duties with respect to UFS’s performance under or in connection with each Fund Services Agreement.

Pursuant to the Consulting Services Agreement (“Consulting Agreement”) with Northern Lights Compliance Services, LLC (“NLCS”), the Trust agrees to indemnify and hold NLCS harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising out of or attributable to (i) the Trust’s refusal or failure to comply with the terms of the Consulting Agreement, (ii) the Trust’s lack of good faith, gross negligence or willful misconduct with respect to the Trust’s performance under or in connection with this Agreement, or (iii) all reasonable actions taken by NLCS hereunder in good faith.

Pursuant to the Consulting Agreement, NLCS shall indemnify and hold the Trust and each Fund harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liabilities arising out of or attributable to NLCS’s refusal or failure to comply with the terms of the Consulting Agreement, or which arise out of NLCS’s lack of good faith, gross negligence or willful misconduct with respect to NLCS’ performance under or in connection with the Consulting Agreement.

The Registrant maintains a mutual fund directors and officers liability policy. The policy, under certain circumstances, such as the inability of the Trust to indemnify Trustees and officers provides coverage to Trustees and officers. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or certain breaches of duty.

Generally, each management agreement or investment advisory agreement provides that neither the adviser nor any director, manager, officer or employee of the adviser performing services for the Trust at the direction or request of the adviser in connection with the adviser’s discharge of its obligations hereunder shall be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with any matter to which this Agreement relates, and the adviser shall not be responsible for any action of the Trustees of the Trust in following or declining to follow any advice or recommendation of the adviser or any sub-adviser retained by the adviser; PROVIDED, that nothing herein contained shall be construed (i) to protect the adviser against any liability to the Trust or its shareholders to which the adviser would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of the adviser’s duties, or by reason of the adviser’s reckless disregard of its obligations and duties under the agreement, or (ii) to protect any director, manager, officer or employee of the adviser who is or was a Trustee or officer of the Trust against any liability of the Trust or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office with the Trust. Additionally, generally, each sub-advisory agreement provides that the sub-adviser shall indemnify the adviser, the Trust and each Fund, and their respective affiliates and controlling persons for any liability and expenses, including without limitation reasonable attorneys’ fees and expenses, which the adviser, the Trust and/or the Fund and their respective affiliates and controlling persons may sustain as a result of the sub-adviser's willful misfeasance, bad faith, gross negligence, reckless disregard of its duties hereunder or violation of applicable law, including, without limitation, the federal and state securities laws. Generally, each sub-advisory agreement provides that adviser shall indemnify the sub-adviser, its affiliates and its controlling persons, for any liability and expenses, including without limitation reasonable attorneys’ fees and expenses, which may be sustained as a result of the adviser’s willful misfeasance, bad faith, gross negligence, reckless disregard of its duties hereunder or violation of applicable law, including, without limitation, the federal and state securities laws.

Pursuant to the Distribution Agreement (“Agreement”), the Foreside Fund Services, LLC has agreed to indemnify, defend, and hold the Registrant, its affiliates, and each of their respective trustees, officers, employees, representatives, and any person who controls or previously controlled the Registrant within the meaning of Section 15 of the 1933 Act, (collectively, the “Registrant Indemnitees”) free and harmless from and against any and all losses, claims, demands, liabilities, damages and expenses (including the costs of investigating or defending any alleged losses, claims, demands, liabilities, damages or expenses and any reasonable counsel fees incurred in connection therewith) (collectively, “Losses”) that any Registrant Indemnitee may incur under the 1933 Act, the 1934 Act, the 1940 Act, any other statute (including Blue Sky laws) or any rule or regulation thereunder, or under common law or otherwise arising out of or based upon (i) the Distributor’s breach of any of its obligations, representations, warranties or covenants contained in the Agreement; (ii) the Distributor’s failure to comply with any applicable securities laws or regulations; or (iii) any claim that the Registration Statement, Prospectus, sales literature and advertising materials or other information filed or made public by the Registrant (as from time to time amended) include or included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements not misleading, insofar as such statement or omission was made in reliance upon and in conformity with information furnished to the Registrant by the Underwriter in writing. In no event shall anything contained in the Agreement be so construed as to protect the Registrant against any liability to the Distributor to which the Registrant would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties under the Agreement or by reason of its reckless disregard of its obligations under the Agreement.

Item 31. Activities of Investment Advisor and Sub-Adviser.

Certain information pertaining to the business and other connections of each Advisor of each series of the Trust is incorporated herein by reference to the section of the respective Prospectus captioned “Investment Advisor” and to the section of the respective Statement of Additional Information captioned “Investment Advisory and Other Services.” The information required by this Item 31 with respect to each director, officer or partner of each Advisor is incorporated by reference to the Advisor’s Uniform Application for

Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”). Each Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov, and may be requested by File No. as follows:

Anchor Capital Management Group, Inc., adviser to the Anchor Risk Managed Income Strategies Fund and Anchor Risk Managed Equity Strategies Fund – File No. 801-19624.

Brookstone Asset Management LLC, adviser to Brookstone Dividend Stock ETF, Brookstone Growth Stock ETF, Brookstone Value Stock ETF, Brookstone Intermediate Bond ETF, Brookstone Ultra-Short Bond ETF, Brookstone Active ETF, Brookstone Opportunities ETF and Brookstone Yield ETF – File No. 801-72780.

First Manhattan Co., adviser to FM Focus Equity ETF, FM Compounders Equity ETF and FM Opportunistic Equity ETF – File No. 801-12411.

Fulcrum Asset Management LLP, adviser to Fulcrum Diversified Absolute Return Fund – File No 801-72206

Inspire Investing LLC adviser to Inspire Global Hope ETF, Inspire Small/Mid Cap ETF, Inspire Corporate Bond ETF, Inspire100 ETF, Inspire International ETF, Inspire Capital Appreciation ETF, Inspire Growth ETF, Inspire Fidelis Multi-Factor ETF, Inspire Short Term Bond ETF and Inspire 500 ETF – File No. 801-108947.

Kingsview Wealth Management LLC, adviser to Monarch Ambassador Income Index ETF, Monarch Blue Chips Elite Index ETF, Monarch ProCap Index ETF, Monarch Dividend Plus Index ETF, Monarch Select Subsector Index ETF, Monarch Volume Factor Dividend Tree Index ETF and Monarch Volume Factor Global Unconstrained Index ETF – File No. 801-79198.

LGM Capital Management, LLC adviser to LGM Risk Managed Total Return Fund – File No. 801-108408.

Main Management Fund Advisors, LLC, adviser to Main BuyWrite ETF – File No. 801-106755.

Main Management ETF Advisors, LLC, adviser to Main Active Rotation ETF, Main Sector Rotation ETF, Main Thematic Innovation ETF and Main International ETF – File No. 801-110799.

Moerus Capital Management LLC, adviser to Moerus Worldwide Fund – File No. 801-107225.

Penserra Capital Management LLC, sub-adviser to Monarch Ambassador Income Index ETF, Monarch Blue Chips Elite Index ETF, Monarch ProCap Index ETF, Monarch Dividend Plus Index ETF, Monarch Select Subsector Index ETF, Monarch Volume Factor Dividend Tree Index ETF and Monarch Volume Factor Global Unconstrained Index ETF- File No. 801-80466

Tuttle Capital Management, LLC, adviser to National Security Emerging Markets Index ETF – File No. 801-76982.

USA Mutuals Advisors, Inc., adviser to USA Mutuals Vice Fund and USA Mutuals All Seasons Fund – File No. 801-63216.

Vident Advisory, LLC dba Vident Asset Management, sub-adviser to FM Focus Equity ETF, FM Compounders Equity ETF and FM Opportunistic Equity ETF – File No. 801-114538.

Item 32. Principal Underwriter.

(a)	Northern Lights Distributors, LLC (“NLD”), serves the principal underwriter for the following series of Northern Lights Fund Trust IV registered under the Investment Company Act of 1940, as amended: Anchor Risk Managed Income Strategies Fund, Anchor Risk Managed Equity Strategies Fund, Brookstone Dividend Stock ETF, Brookstone Growth Stock ETF, Brookstone Value Stock ETF, Brookstone Intermediate Bond ETF, Brookstone Ultra-Short Bond ETF, Brookstone Active ETF, Brookstone Opportunities ETF, Brookstone Yield ETF, FM Compounders Equity ETF, FM Focus Equity ETF, FM Opportunistic Equity ETF, Fulcrum Diversified Absolute Return Fund, LGM Risk Managed Total Return Fund, Main Active Rotation ETF, Main BuyWrite ETF, Main Sector Rotation ETF, Main Thematic Innovation ETF, Main International ETF, Monarch Ambassador Income Index ETF, Monarch Blue Chips Elite Index ETF, Monarch ProCap Index ETF, Monarch Dividend Plus Index ETF, Monarch Select Subsector Index ETF, Monarch Volume Factor Dividend Tree Index ETF, Monarch Volume Factor Global Unconstrained Index ETF, National Security Emerging Markets Index ETF, USA Mutuals Vice Fund and USA Mutuals All Seasons Fund.

NLD also acts as principal underwriter for the following:

Atlas U.S. Tactical Income Fund, Inc., Atlas US. Government Money Market Fund, Inc., Boyar Value Fund Inc., Capitol Series Trust, Copeland Trust, DGI Investment Trust, Grandeur Peak Global Trust, Miller Investment Trust, Mutual Fund and Variable Insurance Trust, Mutual Fund Series Trust, Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust III, Northern Lights Variable Trust, OCM Mutual Fund, Rayliant Trust, Segal Bryant & Hamill Trust, The North Country Funds, Texas Capital Funds Trust, The Saratoga Advantage Trust, Tributary Funds, Inc., Two Roads Shared Trust, Ultimus Managers Trust, Unified Series Trust, THOR Financial Technologies Trust, Valued Advisers Trust, and Zacks Trust.

Foreside Financial Services, LLC, serves as principal underwriter for the following series of Northern Lights Fund Trust IV registered under the Investment Company Act of 1940, as amended: Inspire Small/Mid Cap ETF, Inspire Global Hope ETF, Inspire Corporate Bond ETF, Inspire 100 ETF, Inspire International ETF, Inspire Capital Appreciation ETF, Inspire Growth ETF, Inspire Fidelis Multi-Factor ETF, Inspire Short Term Bond ETF and Inspire 500 ETF.

Foreside Fund Services, LLC serves as principal underwriter for the following series of Northern Lights Fund Trust IV registered under the Investment Company Act of 1940, as amended: Moerus Worldwide Fund. Foreside Fund Services, LLC, also serves as principal underwriter for the following:

1.	AB Active ETFs, Inc.
2.	ABS Long/Short Strategies Fund
3.	ActivePassive Core Bond ETF, Series of Trust for Professional Managers
4.	ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers
5.	ActivePassive International Equity ETF, Series of Trust for Professional Managers
6.	ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers
7.	AdvisorShares Trust
8.	AFA Private Credit Fund
9.	AGF Investments Trust
10.	AIM ETF Products Trust
11.	Alexis Practical Tactical ETF, Series of Listed Funds Trust
12.	AlphaCentric Prime Meridian Income Fund
13.	American Century ETF Trust

14.	Amplify ETF Trust
15.	Applied Finance Dividend Fund, Series of World Funds Trust
16.	Applied Finance Explorer Fund, Series of World Funds Trust
17.	Applied Finance Select Fund, Series of World Funds Trust
18.	Ardian Access LLC
19.	ARK ETF Trust
20.	ARK Venture Fund
21.	Bitwise Funds Trust
22.	BondBloxx ETF Trust
23.	Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust
24.	Bridgeway Funds, Inc.
25.	Brinker Capital Destinations Trust
26.	Brookfield Real Assets Income Fund Inc.
27.	Build Funds Trust
28.	Calamos Convertible and High Income Fund
29.	Calamos Convertible Opportunities and Income Fund
30.	Calamos Dynamic Convertible and Income Fund
31.	Calamos Global Dynamic Income Fund
32.	Calamos Global Total Return Fund
33.	Calamos Strategic Total Return Fund
34.	Carlyle Tactical Private Credit Fund
35.	Cascade Private Capital Fund
36.	Catalyst Strategic Income Opportunities Fund
37.	CBRE Global Real Estate Income Fund
38.	Center Coast Brookfield MLP & Energy Infrastructure Fund
39.	Clifford Capital Partners Fund, Series of World Funds Trust
40.	Cliffwater Corporate Lending Fund
41.	Cliffwater Enhanced Lending Fund
42.	Coatue Innovation Fund
43.	Cohen & Steers ETF Trust
44.	Cohen & Steers Infrastructure Fund, Inc.
45.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
46.	CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series
47.	CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers
48.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust
49.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
50.	CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of ONEFUND Trust
51.	Davis Fundamental ETF Trust
52.	Defiance Connective Technologies ETF, Series of ETF Series Solutions
53.	Defiance Quantum ETF, Series of ETF Series Solutions
54.	Denali Structured Return Strategy Fund
55.	Dividend Performers ETF, Series of Listed Funds Trust
56.	Dodge & Cox Funds
57.	DoubleLine ETF Trust
58.	DoubleLine Income Solutions Fund
59.	DoubleLine Opportunistic Credit Fund
60.	DoubleLine Yield Opportunities Fund
61.	DriveWealth ETF Trust
62.	EIP Investment Trust
63.	Ellington Income Opportunities Fund
64.	ETF Opportunities Trust

65.	Exchange Listed Funds Trust
66.	Exchange Place Advisors Trust
67.	FlexShares Trust
68.	Fortuna Hedged Bitcoin Fund, Series of Listed Funds Trust
69.	Forum Funds
70.	Forum Funds II
71.	Forum Real Estate Income Fund
72.	Gramercy Emerging Markets Debt Fund, Series of Investment Managers Series Trust
73.	Grayscale Funds Trust
74.	Guinness Atkinson Funds
75.	Harbor ETF Trust
76.	Harris Oakmark ETF Trust
77.	Hawaiian Tax-Free Trust
78.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust
79.	Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust
80.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
81.	Horizon Kinetics Japan Owner Operator ETF, Series of Listed Funds Trust
82.	Horizon Kinetics Medical ETF, Series of Listed Funds Trust
83.	Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust
84.	IDX Funds
85.	Innovator ETFs Trust
86.	Ironwood Institutional Multi-Strategy Fund LLC
87.	Ironwood Multi-Strategy Fund LLC
88.	Jensen Quality Growth ETF, Series of Trust for Professional Managers
89.	John Hancock Exchange-Traded Fund Trust
90.	Kurv ETF Trust
91.	Lazard Active ETF Trust
92.	LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust
93.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers
94.	Mairs & Power Growth Fund, Series of Trust for Professional Managers
95.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
96.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
97.	Manor Investment Funds
98.	Milliman Variable Insurance Trust
99.	MoA Funds Corporation
100.	Moerus Worldwide Fund, Series of Northern Lights Fund Trust IV
101.	Morgan Stanley ETF Trust
102.	Morgan Stanley Pathway Large Cap Equity ETF, Series of Morgan Stanley Pathway Funds
103.	Morgan Stanley Pathway Small-Mid Cap Equity ETF, Series of Morgan Stanley Pathway Funds
104.	Morningstar Funds Trust
105.	NEOS ETF Trust
106.	Niagara Income Opportunities Fund
107.	North Square Evanston Multi-Alpha Fund
108.	NXG Cushing® Midstream Energy Fund
109.	NXG NextGen Infrastructure Income Fund
110.	Opal Dividend Income ETF, Series of Listed Funds Trust
111.	OTG Latin American Fund, Series of World Funds Trust
112.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
113.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
114.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
115.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust

116.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
117.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
118.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
119.	Palmer Square Funds Trust
120.	Palmer Square Opportunistic Income Fund
121.	Partners Group Private Income Opportunities, LLC
122.	Perkins Discovery Fund, Series of World Funds Trust
123.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust
124.	Plan Investment Fund, Inc.
125.	Point Bridge America First ETF, Series of ETF Series Solutions
126.	Precidian ETFs Trust
127.	Preferred-Plus ETF, Series of Listed Funds Trust
128.	Rareview 2x Bull Cryptocurrency & Precious Metals ETF, Series of Collaborative Investment Series Trust
129.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
130.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
131.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
132.	Rareview Total Return Bond ETF, Series of Collaborative Investment Series Trust
133.	REX ETF Trust
134.	Renaissance Capital Greenwich Funds
135.	Reynolds Funds, Inc.
136.	RiverNorth Enhanced Pre-Merger SPAC ETF, Series of Listed Funds Trust
137.	RiverNorth Patriot ETF, Series of Listed Funds Trust
138.	RMB Investors Trust
139.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
140.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
141.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
142.	Roundhill Cannabis ETF, Series of Listed Funds Trust
143.	Roundhill ETF Trust
144.	Roundhill Magnificent Seven ETF, Series of Listed Funds Trust
145.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
146.	Roundhill Video Games ETF, Series of Listed Funds Trust
147.	Rule One Fund, Series of World Funds Trust
148.	Russell Investments Exchange Traded Funds
149.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
150.	Six Circles Trust
151.	Sound Shore Fund, Inc.
152.	SP Funds Trust
153.	Sparrow Funds
154.	Spear Alpha ETF, Series of Listed Funds Trust
155.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust
156.	STF Tactical Growth ETF, Series of Listed Funds Trust
157.	Strategic Trust
158.	Strategy Shares
159.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
160.	Tekla World Healthcare Fund
161.	Tema ETF Trust
162.	The 2023 ETF Series Trust
163.	The 2023 ETF Series Trust II
164.	The Community Development Fund
165.	The Cook & Bynum Fund, Series of World Funds Trust

166.	The Finite Solar Finance Fund
167.	The Private Shares Fund
168.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
169.	Third Avenue Trust
170.	Third Avenue Variable Series Trust
171.	Tidal Trust I
172.	Tidal Trust II
173.	Tidal Trust III
174.	TIFF Investment Program
175.	Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan
176.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
177.	Timothy Plan International ETF, Series of The Timothy Plan
178.	Timothy Plan Market Neutral ETF, Series of The Timothy Plan
179.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
180.	Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan
181.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
182.	Total Fund Solution
183.	Touchstone ETF Trust
184.	T-Rex 2X Inverse Bitcoin Daily Target ETF, Series of World Funds Trust
185.	T-Rex 2x Inverse Ether Daily Target ETF, Series of World Funds Trust
186.	T-Rex 2X Long Bitcoin Daily Target ETF, Series of World Funds Trust
187.	T-Rex 2x Long Ether Daily Target ETF
188.	TrueShares Active Yield ETF, Series of Listed Funds Trust
189.	TrueShares Eagle Global Renewable Energy Income ETF, Series of Listed Funds Trust
190.	TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust
191.	TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust
192.	TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust
193.	TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust
194.	TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust
195.	TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust
196.	TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust
197.	TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust
198.	TrueShares Structured Outcome (May) ETF, Listed Funds Trust
199.	TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust
200.	TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust
201.	TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust
202.	TrueShares Technology, AI & Deep Learning ETF, Series of Listed Funds Trust
203.	U.S. Global Investors Funds
204.	Union Street Partners Value Fund, Series of World Funds Trust
205.	Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
206.	Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
207.	Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
208.	Vest US Large Cap 10% Buffer Strategies VI Fund, Series of World Funds Trust
209.	Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
210.	Vest US Large Cap 20% Buffer Strategies VI Fund, Series of World Funds Trust
211.	Virtus Stone Harbor Emerging Markets Income Fund
212.	Volatility Shares Trust
213.	WEBs ETF Trust
214.	Wedbush Series Trust
215.	Wellington Global Multi-Strategy Fund
216.	Wilshire Mutual Funds, Inc.

217.	Wilshire Variable Insurance Trust
218.	WisdomTree Digital Trust
219.	WisdomTree Trust
220.	XAI Octagon Floating Rate & Alternative Income Term Trust

(b)	Northern Lights Distributors, LLC (“NLD”) is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. NLD is an affiliate of Ultimus Fund Services, LLC. The principal business address of Northern Lights Distributors, LLC is 4221 North 203rd Street, Suite 100 Elkhorn, Nebraska 68022-3474.

To the best of Registrant’s knowledge, the following are the managers and officers of NLD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Trust
Kevin Guerette	President	None
Stephen Preston	Chief Compliance Officer, Financial Operations Principal and AML Compliance Officer	None
William J. Strait	Manager, Secretary and General Counsel	None
Melvin Van Cleave	Chief Information Securities Officer	None
Board of Managers
Bill Strait	Board of Managers	None
David James	Board of Managers	None

Foreside Fund Services, LLC is registered with the U.S. Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. The Distributor’s main business address is 190 Middle Street, Suite 301, Portland, Maine 04101.

The following are the Officers of the distributor:

Name	Address	Position with Underwriter	Position with the Trust
Richard J. Berthy	190 Middle Street, Suite 301, Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Jennifer K. DiValerio	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None

Susan K. Moscaritolo	190 Middle Street, Suite 301, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Jennifer E. Hoopes	190 Middle Street, Suite 301, Portland, ME 04101	Secretary	None

Foreside Financial Services, LLC is registered with the U.S. Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. The Distributor’s main business address is 190 Middle Street, Suite 301, Portland, Maine 04101.

The following are the Officers of the distributor:

Name	Address	Position with Underwriter	Position with the Trust
Richard J. Berthy	190 Middle Street, Suite 301, Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Jennifer K. DiValerio	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Susan K. Moscaritolo	190 Middle Street, Suite 301, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Jennifer E. Hoopes	190 Middle Street, Suite 301, Portland, ME 04101	Secretary	None

(c). Not Applicable. No underwriting commissions are paid in connection with the sale of Registrant’s Shares.

Item 33. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant, Adviser, Sub-Adviser, Principal Underwriter, Transfer Agent, Fund Accountant, Administrator and Custodian at the addresses stated in the SAI.

MUFG Union Bank, National Association, located at 350 California Street, Suite 1700, San Francisco, California 94104 (“Union”), provides custodian services to the Anchor Risk Managed Income Strategies Fund and Anchor Risk Managed Equity Strategies Fund.

Argent Institutional Trust Company, located at 1715 N Westshore Blvd, Suite 750, Tampa, Florida 33607, provides custodian services to the LGM Risk Managed Total Return Fund.

The Bank of New York Mellon (“BONY”), located at 240 Greenwich Street, New York, New York 10286, provides custodian services to the Moerus Worldwide Fund.

State Street Bank and Trust Co. (“State Street”), located at 1 Lincoln Street, Boston, MA 02111, provides custodian services to the FM Focus Equity ETF, FM Compounders Equity ETF, FM Opportunistic Equity ETF, Main Active Rotation ETF, Main Sector Rotation ETF, Main Thematic Innovation ETF, Main BuyWrite ETF and Main International ETF.

Brown Brothers Harriman & Co. (“BBH”), located at 50 Post Office Square, Boston, MA 02110 provides custodian services to the Brookstone Dividend Stock ETF, Brookstone Growth Stock ETF, Brookstone Value Stock ETF, Brookstone Intermediate Bond ETF, Brookstone Ultra-Short Bond ETF, Brookstone Active ETF, Brookstone Opportunities ETF, Brookstone Yield ETF, Inspire Global Hope ETF, Inspire Small/Mid Cap ETF, Inspire Corporate Bond ETF, Inspire 100 ETF, Inspire International ETF, Inspire Capital Appreciation ETF, Inspire Growth ETF, Inspire Fidelis Multi-Factor ETF, Inspire Short Term Bond ETF, Inspire 500 ETF, Monarch Ambassador Income Index ETF, Monarch Blue Chips Elite Index ETF, Monarch ProCap Index ETF, Monarch Dividend Plus Index ETF, Monarch Select Subsector Index ETF, Monarch Volume Factor Dividend Tree Index ETF and Monarch Volume Factor Global Unconstrained Index ETF, and National Security Emerging Markets Index ETF.

NLD, located at 4221 North 203rd Street, Suite 100 Elkhorn, Nebraska 68022-3474, serves as principal underwriter for Anchor Risk Managed Equity Strategies Fund, Anchor Risk Managed Income Strategies Fund, Brookstone Dividend Stock ETF, Brookstone Growth Stock ETF, Brookstone Value Stock ETF, Brookstone Intermediate Bond ETF, Brookstone Ultra-Short Bond ETF, Brookstone Active ETF, Brookstone Opportunities ETF, Brookstone Yield ETF, LGM Risk Managed Total Return Fund, Main Active Rotation ETF, Main BuyWrite ETF, Main Sector Rotation ETF, Main Thematic Innovation ETF, Main International ETF, Monarch Ambassador Income Index ETF, Monarch Blue Chips Elite Index ETF, Monarch ProCap Index ETF, Monarch Dividend Plus Index ETF, Monarch Select Subsector Index ETF, Monarch Volume Factor Dividend Tree Index ETF, Monarch Volume Factor Global Unconstrained Index ETF, National Security Emerging Markets Index ETF, USA Mutuals Vice Fund and USA Mutuals All Seasons Fund. NLD maintains all records required to be maintained pursuant to each Fund’s Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the 1940 Act.

Foreside Fund Services, LLC, located at 190 Middle Street, Suite 301, Portland, ME 04101, serves as principal underwriter for the Moerus Worldwide Fund and maintains all records required to be maintained pursuant to the Fund’s Master Distribution and Shareholder Servicing Plan and Agreements adopted pursuant to Rule 12b-1 under the 1940 Act.

Foreside Financial Services, LLC, located at 190 Middle Street, Suite 301, Portland, ME 04101, serves as principal underwriter for the Inspire Global Hope ETF, Inspire Small/Mid Cap ETF, Inspire Corporate Bond ETF, Inspire 100 ETF, Inspire International ETF, Inspire Capital Appreciation ETF, Inspire Growth ETF Inspire Fidelis Multi-Factor ETF, Inspire Short Term Bond ETF and Inspire 500 ETF and maintains all records required to be maintained pursuant to the Fund’s Master Distribution and Shareholder Servicing Plan and Agreements adopted pursuant to Rule 12b-1 under the 1940 Act.

Anchor Capital Management Group, Inc., located at 15 Enterprise, Suite 450, Aliso Viejo, CA 92656, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Anchor Risk Managed Income Strategies Fund and Anchor Risk Managed Equity Strategies Fund.

Brookstone Asset Management, LLC, located at 1745 S. Naperville Road, Suite 200 Wheaton, IL 60189, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Brookstone Dividend Stock ETF, Brookstone Growth Stock ETF, Brookstone Value Stock ETF, Brookstone Intermediate Bond ETF, Brookstone Ultra-Short Bond ETF, Brookstone Active ETF, Brookstone Opportunities ETF and Brookstone Yield ETF.

First Manhattan Co. LLC, located at 399 Park Avenue, 27th Floor New York, NY 10022, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to FM Focus Equity ETF, FM Compounders Equity ETF and FM Opportunistic Equity ETF.

Fulcrum Asset Management LLP, located at Marble Arch House, 66 Seymour Street, London W1H 5BT, United Kingdom, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Fulcrum Diversified Absolute Return Fund.

Inspire Investing, LLC, located at 3597 E. Monarch Sky Lane, Suite 330 Meridian, ID 83646, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Inspire Global Hope ETF, Inspire Small/Mid Cap ETF, Inspire Corporate Bond ETF, Inspire 100 ETF, Inspire International ETF, Inspire Capital Appreciation ETF, Inspire Growth ETF Inspire Fidelis Multi Factor ETF, Inspire Short Term Bond ETF and Inspire 500 ETF.

LGM Capital Management, LLC, located at 11811 N. Tatum Blvd., Suite 3031 Phoenix, AZ 85028, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to LGM Risk Managed Total Return Fund.

Main Management ETF Advisors, LLC, located at 601 California Street, Suite 200, San Francisco, CA 94108, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Main Sector Rotation ETF, Main Thematic Innovation ETF and Main International ETF.

Main Management Fund Advisors, LLC, located at 601 California Street, Suite 200, San Francisco, CA 94108, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Main BuyWrite ETF.

Moerus Capital Management LLC, located at 307 West 38th Street, Suite 2003, New York, NY 10018, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Moerus Worldwide Fund.

Kingsview Wealth Management LLC, located at 509 SE 7th Street, 2nd Floor, Grants Pass, OR 97526, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Monarch Ambassador Income Index ETF, Monarch Blue Chips Elite Index ETF, Monarch ProCap Index ETF, Monarch Dividend Plus Index ETF, Monarch Select Subsector Index ETF, Monarch Volume Factor Dividend Tree Index ETF and Monarch Volume Factor Global Unconstrained Index ETF.

Tuttle Capital Management, LLC, located at 155 Lockwood Rd. Riverside, CT 06878, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to National Security Emerging Markets Index ETF.

USA Mutuals Advisors, Inc., located at 300 Baker Ave, Concord, MA 01742, pursuant to the Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to USA Mutuals Vice Fund and USA Mutuals All Seasons Fund.

Item 34. Management Services. Not Applicable.

Item 35. Undertakings. Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hauppauge, State of New York, on the 10th day of November, 2026.

Northern Lights Fund Trust IV

By:	/s/ Wendy Wang
Wendy Wang, President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on November 10, 2026.

Name	Title
Joseph Breslin*	Trustee
Thomas Sarkany*	Trustee
Charles Ranson*	Trustee
Wendy Wang*	President and Principal Executive Officer
Sam Singh*	Treasurer, Principal Financial Officer and Chief Accounting Officer

*By:	/s/ Wendy Wang
Wendy Wang
Attorney-in-Fact—Pursuant to Powers of Attorney filed on October 27, 2023.